                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-02258
                                   ---------
                       Investment Company Act File Number

                          Eaton Vance Series Trust II
                          ---------------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
   ------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Maureen A. Gemma
     Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
     ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                               September 30, 2008
                               ------------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND AS OF SEPTEMBER 30, 2008

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.5%

SECURITY                                                                               SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------

Argentina -- 1.5%
-------------------------------------------------------------------------------------------------------------------
Aluar Aluminio Argentino SAIC                                                            84,450      $      111,962
Banco Macro Bansud SA (Class 'B' Shares)                                                130,676             252,564
Banco Macro SA (Class 'B' Shares) (ADR)                                                  71,000           1,313,500
BBVA Banco Frances SA                                                                    67,312             112,895
BBVA Banco Frances SA (ADR)                                                              20,300              96,831
Cresud SA (ADR)                                                                          65,800             690,900
Grupo Financiero Galicia SA (Class 'B' Shares)(a)                                        89,316              43,370
Grupo Financiero Galicia SA (Class 'B' Shares) (ADR)(a)                                 103,000             481,010
IRSA Inversiones y Representaciones SA(a)                                               119,544              86,309
IRSA Inversiones y Representaciones SA (GDR)(a)                                          57,300             416,571
Ledesma SAAI                                                                            259,501             306,734
MercadoLibre, Inc.(a)                                                                    45,000             915,750
Molinos Rio de la Plata SA (Class 'B' Shares)(a)                                         92,923             283,496
Petrobras Energia Participaciones SA (ADR)                                              111,700           1,099,128
Petrobras Energia Participaciones SA (Class 'B' Shares)                                 134,218             130,777
Siderar SAIC                                                                             75,100             606,990
Telecom Argentina SA (Class 'B' Shares)(a)                                              229,824             585,894
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)                                        181,200           2,219,700
Tenaris SA                                                                              287,701           5,514,595
Tenaris SA (ADR)                                                                         52,700           1,965,183
Transportadora de Gas del Sur SA                                                        252,923             151,903
Transportadora de Gas del Sur SA (ADR)                                                   33,800              99,034
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   17,485,096
-------------------------------------------------------------------------------------------------------------------

Botswana -- 0.3%
-------------------------------------------------------------------------------------------------------------------
Barclays Bank of Botswana                                                               186,550      $      226,491
Botswana Insurance Holdings Ltd.                                                        113,610             190,894
First National Bank of Botswana                                                         366,100             174,998
Letshego                                                                                 51,800             114,799
Sechaba Breweries Ltd.                                                                  284,600             656,497
Sefalana Holding Co.                                                                    991,000             516,767
Standard Chartered Bank                                                                 620,790           1,618,586
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    3,499,032
-------------------------------------------------------------------------------------------------------------------

Brazil -- 5.3%
-------------------------------------------------------------------------------------------------------------------
AES Tiete SA                                                                             15,327      $      114,419
AES Tiete SA (PFD Shares)                                                                18,716             149,421
All America Latina Logistica (PFD Shares)                                                59,000             397,626
American Banknote SA                                                                     19,000             146,764
Aracruz Celulose SA (PFD Shares)                                                         63,000             219,803
Banco Bradesco SA                                                                        60,000             836,725
Banco Bradesco SA (PFD Shares)                                                          189,720           3,043,074
Banco Itau Holding Financeira SA (PFD Shares)                                           163,000           2,695,612
Bombril SA (PFD Shares)(a)                                                              100,000             429,249
Brasil Telecom Participacoes SA                                                           9,400             253,402
Brasil Telecom Participacoes SA (PFD Shares)                                             40,919             396,685
Brasil Telecom SA (PFD Shares)                                                           42,212             344,445
Braskem SA (PFD Shares)                                                                  16,000              84,357
Centrais Eletricas Brasileiras SA                                                        44,000             645,532
Centrais Eletricas Brasileiras SA (Class 'B' Shares) (PFD Shares)                        34,382             428,672
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD Shares)                          14,356             245,599
Cia de Bebidas das Americas (PFD Shares)                                                 69,237           3,768,830
Cia de Companhia de Concessoes Rodoviarias (CCR)                                         40,000             518,417
Cia de Saneamento Basico do Estado de Sao Paulo                                          23,200             316,918
Cia Energetica de Minas Gerais                                                            7,943             129,834
Cia Energetica de Minas Gerais (PFD Shares)                                              58,710           1,144,403
Cia Energetica de Sao Paulo (PFD Shares)                                                 23,500             201,016
Cia Paranaense de Energia-Copel (PFD Shares)                                             18,000             246,352
Cia Siderurgica Nacional SA (CSN)                                                        60,300           1,273,867
Cia Vale do Rio Doce                                                                    189,400           3,524,954
Cia Vale do Rio Doce (PFD Shares)                                                       328,292           5,566,983
Contax Participacoes SA                                                                     350               7,982
Contax Participacoes SA (ADR)                                                            26,608              25,943
Contax Participacoes SA (PFD Shares)                                                      7,550             156,601
Cosan SA Industria e Comercio(a)                                                         14,900              98,100
CPFL Energia SA                                                                          15,000             276,057
Cyrela Brazil Realty SA                                                                  20,824             210,512
Cyrela Commercial Properties SA Empreendimentos e Participacoes                           4,164              17,269
Duratex SA (PFD Shares)                                                                  45,600             531,896
EDP-Energias do Brasil SA                                                                16,600             204,988
Eletropaulo Metropolitana SA (Class 'B' Shares) (PFD Shares)                             23,068             316,909
Embratel Participacoes SA                                                            37,424,000             173,447
Embratel Participacoes SA (PFD Shares)                                               67,000,000             312,605
Empresa Brasileira de Aeronautica SA                                                    275,351           1,869,980
Gerdau SA (PFD Shares)                                                                   78,800             866,455
Investimentos Itau SA (PFD Shares)                                                      826,338           4,078,249
Klabin SA (PFD Shares)                                                                   47,000              96,488
Localiza Rent a Car SA                                                                   19,500             100,282
Lojas Americanas SA (PFD Shares)                                                        288,359           1,248,243
Lojas Renner SA                                                                          29,000             353,301
Lupatech SA(a)                                                                           13,700             255,683
Marcopolo SA (PFD Shares)                                                                46,300             119,773
Metalurgica Gerdau SA (PFD Shares)                                                       31,400             483,465
Natura Cosmeticos SA                                                                     35,000             335,675
Net Servicos de Comunicacao SA (PFD Shares)(a)                                          109,407             920,540
Perdigao SA                                                                              24,508             462,475
Petroleo Brasileiro SA                                                                  275,200           6,023,455
Petroleo Brasileiro SA (ADR)                                                            187,400           7,012,508
Petroleo Brasileiro SA (PFD Shares)                                                      45,800             833,396
Randon Participacoes SA (PFD Shares)                                                     63,700             355,329
Sadia SA (PFD Shares)                                                                   172,000             508,256
Souza Cruz SA                                                                            18,700             440,998
Suzano Papel e Celulose SA                                                               20,000             168,485
Tam SA (PFD Shares)                                                                      12,600             235,154
Tele Norte Leste Participacoes SA                                                        11,200             226,444
Tele Norte Leste Participacoes SA (PFD Shares)                                           24,000             404,365
Tele Norte Leste Participacoes SA (PFD Shares) (ADR)                                     26,608             464,576
Telemar Norte Leste SA (PFD Shares)                                                       9,000             272,946
Telemig Celular Participacoes SA (PFD Shares)                                             5,460             101,872
Telesp-Telecomunicacoes de Sao Paulo SA                                                   5,050             101,579
Telesp-Telecomunicacoes de Sao Paulo SA (PFD Shares)                                      7,313             169,428
Tim Participacoes SA(a)                                                                  30,104             109,245
Tim Participacoes SA (PFD Shares)                                                        88,232             180,677
Totvs SA                                                                                 11,000             256,616
Tractebel Energia SA                                                                     16,300             174,919
Ultrapar Participacoes SA (PFD Shares)                                                    9,812             256,828
Unibanco-Uniao de Bancos Brasileiros SA                                                 136,446           1,375,813
Usinas Siderurgicas de Minas Gerais SA                                                   10,350             205,771
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)                                      31,500             661,533
Vivo Participacoes SA (PFD Shares)(a)                                                   100,000             403,847
Votorantim Celulose e Papel SA (PFD Shares)                                              12,400             185,137
Weg SA                                                                                  130,700             961,473
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   62,736,527
-------------------------------------------------------------------------------------------------------------------

Bulgaria -- 0.1%
-------------------------------------------------------------------------------------------------------------------
Albena Invest Holding Plc                                                                19,550      $      112,451
Bulgarian American Credit Bank JSCO                                                       3,300              94,879
Bulgarian Telecommunications Co.                                                         32,300             160,062
Bulgartabak Holding                                                                       3,450              64,146
CB First Investment Bank AD(a)                                                           54,000             192,982
Chimimport AD(a)                                                                         57,000             227,452
Doverie Holding AD(a)                                                                    40,000             165,639
Petrol AD(a)                                                                             20,805             125,668
Sopharma AD                                                                              76,500             161,343
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    1,304,622
-------------------------------------------------------------------------------------------------------------------

Chile -- 3.3%
-------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de
Pensiones Provida SA (ADR)                                                                9,800      $      240,982
AES Gener SA                                                                            513,100             164,998
Almendral SA                                                                          7,092,000             572,558
Antarchile SA (Series 'A')                                                               28,200             383,713
Banco de Chile                                                                        7,011,819             464,317
Banco de Chile (ADR)                                                                     21,259             850,360
Banco de Credito e Inversiones                                                           61,100           1,551,887
Banco Santander Chile SA                                                              6,125,600             244,379
Banco Santander Chile SA (ADR)                                                           47,622           2,037,745
Cap SA                                                                                   12,000             302,591
Cencosud SA                                                                             379,000             906,932
Cia Cervecerias Unidas SA (ADR)                                                          37,800           1,218,294
Cia de Telecomunicaciones de Chile SA (ADR)                                              90,600             616,986
Cia Electro Metalurgica SA                                                               17,500             120,313
Cia General de Electricidad SA                                                          116,110             610,884
Cia SudAmericana de Vapores SA                                                          113,800             119,746
Colbun SA(a)                                                                          3,410,100             655,788
Corpbanca SA                                                                         83,071,400             397,875
Corpbanca SA (ADR)                                                                       17,000             408,680
Distribucion y Servicio D&S SA (ADR)                                                     48,500           1,073,790
Embotelladora Andina SA (Series 'A') (ADR)                                               25,100             328,559
Embotelladora Andina SA (Series 'B') (ADR)                                               48,900             709,050
Empresa Nacional de Electricidad SA (ADR)                                                61,159           2,722,187
Empresa Nacional de Telecomunicaciones SA                                                61,400             779,753
Empresas CMPC SA                                                                         18,900             565,731
Empresas Copec SA                                                                       249,600           2,830,189
Enersis SA (ADR)                                                                        137,171           2,238,631
Grupo Security SA                                                                       920,700             233,850
Invercap SA                                                                              51,300             465,348
Inversiones Aguas Metropolitanas SA                                                     211,100             180,002
Lan Airlines SA (ADR)                                                                    80,500             917,700
Madeco SA                                                                             4,859,800             421,441
Madeco SA (ADR)                                                                         105,700             862,512
Masisa SA                                                                             7,040,250           1,015,421
Minera Valparaiso SA                                                                     28,200             702,186
Parque Arauco SA                                                                        498,800             367,404
Quinenco SA                                                                             223,900             375,739
S.A.C.I. Falabella SA                                                                   723,600           2,533,650
Salfacorp SA                                                                             95,700             105,909
SM-Chile SA (Class 'B' Shares)                                                        2,793,600             268,615
Sociedad de Inversiones Pampa Calichera SA (Class 'A' Shares)                           834,400             802,308
Sociedad Quimica y Minera de Chile SA (ADR)                                               2,095             366,777
Sociedad Quimica y Minera de Chile SA (Series 'B') (ADR)                                206,000           5,193,260
Sonda SA                                                                                301,200             324,588
Vina Concha y Toro SA (ADR)                                                              31,000           1,091,510
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   39,345,138
-------------------------------------------------------------------------------------------------------------------

China -- 5.8%
-------------------------------------------------------------------------------------------------------------------
Air China Ltd. (Class 'H' Shares)                                                       300,000      $      135,585
Alibaba.com Ltd.(a)                                                                     170,000             157,727
Aluminum Corp. of China Ltd. (Class 'H' Shares)                                         330,000             200,909
American Oriental Bioengineering, Inc.(a)                                                17,500             113,575
Baidu.com, Inc. (ADR)(a)                                                                  4,800           1,191,504
Beijing Capital International Airport Co., Ltd. (Class 'H' Shares)                      236,000             194,942
Beijing Enterprises Holdings Ltd.                                                        65,000             247,583
Beijing North Star Co., Ltd. (Class 'H' Shares)                                       1,580,000             241,657
BOE Technology Group Co., Ltd. (Class 'B' Shares)(a)                                  1,405,300             248,976
BYD Co., Ltd. (Class 'H' Shares)                                                        266,000             445,237
Chaoda Modern Agriculture Holdings Ltd.                                                 702,750             593,570
China Agri-Industries Holdings Ltd.(a)                                                  725,000             379,949
China Coal Energy Co. (Class 'H' Shares)                                                663,000             700,967
China Communication Services Corp. Ltd. (Class 'H' Shares)                              268,000             186,664
China Communications Construction Co., Ltd. (Class 'H' Shares)                          119,000             104,481
China Construction Bank (Class 'H' Shares)                                            3,489,000           2,328,241
China COSCO Holdings Co., Ltd. (Class 'H' Shares)                                       323,150             294,609
China Dongxiang Group Co.                                                               520,000             149,839
China Everbright Ltd.                                                                   456,000             731,695
China Foods Ltd.                                                                        460,000             146,115
China International Marine Containers Co., Ltd. (Class 'B' Shares)                      163,812             110,974
China Life Insurance Co., Ltd. (Class 'H' Shares)                                     1,378,000           5,133,871
China Medical Technologies, Inc. (ADR)                                                    5,200             169,416
China Mengniu Dairy Co., Ltd.                                                           396,000             410,864
China Merchants Bank Co., Ltd. (Class 'H' Shares)                                     1,041,500           2,515,275
China Merchants Holdings International Co., Ltd.                                        824,000           2,643,340
China Merchants Property Development Co., Ltd.                                          588,654             637,629
China Mobile Hong Kong Ltd.                                                             709,400           7,106,995
China Netcom Group Corp. (Hong Kong) Ltd.                                               192,500             426,309
China Oilfield Services Ltd. (Class 'H' Shares)                                         318,000             294,649
China Overseas Land & Investment Ltd.                                                   796,500             965,454
China Petroleum & Chemical Corp. (Class 'H' Shares)                                   3,974,000           3,136,608
China Railway Construction Corp. (Class 'H' Shares)(a)                                  404,000             533,467
China Railway Group Ltd. (Class 'H' Shares)(a)                                        1,553,000             947,235
China Resources Enterprise Ltd.                                                         414,000           1,010,945
China Resources Power Holdings Co., Ltd.                                                190,000             415,082
China Shenhua Energy Co., Ltd. (Class 'H' Shares)                                       123,500             302,955
China Shipping Development Co., Ltd. (Class 'H' Shares)                                 222,000             291,459
China Southern Airlines Co., Ltd. (Class 'H' Shares)(a)                                 562,500             110,035
China Telecom Corp. Ltd. (Class 'H' Shares)                                           1,950,000             800,318
China Travel International Investment Hong Kong Ltd.                                    800,000             181,801
China Unicom Ltd.                                                                       420,000             631,873
China Vanke Co., Ltd. (Class 'B' Shares)                                              1,185,417             833,915
China Yurun Food Group Ltd.                                                             338,000             440,774
Chongqing Changan Automobile Co., Ltd. (Class 'B' Shares)(a)                            723,024             169,796
CITIC International Financial Holdings Ltd.(a)                                          384,000             254,193
CITIC Pacific Ltd.                                                                      180,000             526,198
CNOOC Ltd.                                                                            1,892,500           2,126,164
Cosco Pacific Ltd.                                                                      122,000             140,031
Ctrip.com International Ltd. (ADR)                                                       14,600             563,706
Datang International Power Generation Co., Ltd. (Class 'H' Shares)                      460,000             256,780
Dazhong Transportation Group Co., Ltd. (Class 'B' Shares)(a)                            633,875             314,834
Denway Motors Ltd.                                                                    1,892,000             599,315
Dongfeng Motor Corp. (Class 'H' Shares)                                               1,298,000             477,739
Focus Media Holding Ltd. (ADR)(a)                                                        30,590             872,121
FU JI Food & Catering Services                                                          133,000             136,044
Genting International Plc(a)                                                             94,600              30,496
Guangdong Electric Power Development Co., Ltd. (Class 'B' Shares)                       264,000             102,747
Guangdong Investment Ltd.                                                               374,000              88,331
Guangdong Provincial Expressway Development Co., Ltd. (Class 'B' Shares)                234,960              86,846
Hangzhou Steam Turbine Co., Ltd. (Class 'B' Shares)                                     210,236             187,156
Harbin Power Equipment Co., Ltd. (Class 'H' Shares)                                     146,000             104,596
Huaneng Power International, Inc. (Class 'H' Shares)                                    960,000             638,294
Industrial & Commercial Bank of China Ltd. (Class 'H' Shares)                         5,361,000           3,240,368
Inner Mongolia Eerduosi Cashmere Products Co., Ltd. (Class 'B' Shares)                  165,600             115,496
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)                                         352,000             264,224
Jiangxi Copper Co., Ltd. (Class 'H' Shares)                                             214,000             214,323
Kingboard Chemical Holdings Ltd.                                                         86,500             295,372
Lenovo Group Ltd.                                                                       822,000             362,818
Li Ning Co., Ltd.                                                                       215,000             377,208
Lianhua Supermarket Holdings Ltd. (Class 'H' Shares)                                    130,000             178,298
Maanshan Iron & Steel Co., Ltd. (Class 'H' Shares)                                    2,729,000             860,995
NetEase.com, Inc. (ADR)(a)                                                               13,900             316,920
Parkson Retail Group Ltd.                                                               290,000             321,670
PetroChina Co., Ltd. (Class 'H' Shares)                                               2,608,300           2,707,836
PICC Property & Casualty Co., Ltd. (Class 'H' Shares)(a)                                390,000             158,887
Ping An Insurance Group Co. of China Ltd. (Class 'H' Shares)                            333,000           1,950,161
Ports Design Ltd.                                                                       111,000             203,314
Qingling Motors Co., Ltd. (Class 'H' Shares)                                          1,448,966             182,677
Samling Global Ltd.                                                                   1,722,000              91,650
Samson Holding Ltd.(a)                                                                  222,000              31,323
Shanghai Diesel Engine Co., Ltd. (Class 'B' Shares)(a)                                  534,000             237,774
Shanghai Electric Group Co., Ltd. (Class 'H' Shares)(a)                                 460,000             140,245
Shanghai Haixin Group Co., Ltd. (Class 'B' Shares)(a)                                   545,000             156,480
Shanghai Industrial Holdings Ltd.                                                        84,000             192,025
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class 'H' Shares)            1,000,000             123,444
Shanghai Jinjiang International Hotels Development Co., Ltd. (Class 'B' Shares)         574,800             489,783
Shanghai Zhenhua Port Machinery Co., Ltd. (Class 'B' Shares)                            440,000             398,808
Shenzhen Chiwan Wharf Holdings Ltd. (Class 'B' Shares)                                  153,115             183,799
SINA Corp.(a)                                                                             9,000             316,800
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class 'H' Shares)(a)                        3,201,000             274,562
Sinopec-China Petroleum & Chemical Corp. (Class 'H' Shares)                           1,628,000             362,140
Sinotrans Ltd. (Class 'H' Shares)                                                       300,000              58,613
Sohu.com, Inc.(a)                                                                         4,600             256,450
Suntech Power Holdings Co., Ltd. (ADR)(a)                                                15,100             541,637
Tencent Holdings Ltd.                                                                   108,600             793,846
Tingyi (Cayman Islands) Holding Corp.                                                 1,184,000           1,383,323
TPV Technology Ltd.                                                                      84,000              25,714
Travelsky Technology Ltd. (Class 'H' Shares)                                            812,000             411,789
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)                                         1,124,000           2,031,928
Weiqiao Textile Co., Ltd. (Class 'H' Shares)                                             82,000              40,232
Wumart Stores, Inc. (Class 'H' Shares)                                                  156,000             124,597
Yantai Changyu Pioneer Wine Co., Ltd. (Class 'B' Shares)                                103,948             462,988
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)                                        320,000             329,991
Zhejiang Expressway Co., Ltd. (Class 'H' Shares)                                        186,000             110,429
ZTE Corp. (Class 'H' Shares)                                                            189,000             715,945
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   68,557,337
-------------------------------------------------------------------------------------------------------------------

Colombia -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                                       99,500      $      499,608
Banco de Bogota                                                                          14,000             160,220
Bancolombia SA (PFD Shares) (ADR)                                                        53,000           1,507,850
Cementos Argos SA                                                                       167,900             599,217
Cia Colombiana de Inversiones SA                                                         39,126             410,485
Cia de Cemento Argos SA                                                                 271,300           1,255,357
Grupo Aval Acciones y Valores SA                                                      1,192,000             286,702
Grupo Nacional de Chocolates SA                                                         156,400           1,119,216
Interconexion Electrica SA                                                              470,000           1,664,460
Promigas SA                                                                              27,000             470,049
Suramericana de Inversiones SA                                                          126,600             990,644
Tableros y Maderas de Caldas(a)                                                      54,336,100             137,661
Textiles Fabricato Tejicondor SA(a)                                                  15,075,500             189,933
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,291,402
-------------------------------------------------------------------------------------------------------------------

Croatia -- 0.7%
-------------------------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                              16,000      $      984,084
Atlantska Plovidba DD                                                                     3,980           1,462,685
Croatia Osiguranje DD(a)                                                                    160             226,387
Dalekovod DD                                                                              2,270             328,498
Ericsson Nikola Tesla                                                                     3,410           1,253,363
INA Industrija Nafte DD                                                                   3,335           1,823,210
Institut Gradevinarstva Hrvatske DD                                                         210             348,524
Koncar-Elektroindustrija DD(a)                                                            2,370             250,423
Kras DD(a)                                                                                1,645             141,688
Petrokemija DD(a)                                                                         5,250             232,688
Podravka Prehrambena Industija DD(a)                                                      8,200             564,446
Privredna Banka Zagreb DD(a)                                                              3,310             470,194
Riviera Holding DD(a)                                                                     3,830             274,133
Tankerska Plovidba DD                                                                       290             142,954
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    8,503,277
-------------------------------------------------------------------------------------------------------------------

Czech Republic -- 3.3%
-------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                  261,570      $   16,348,159
Komercni Banka AS                                                                        21,900           4,917,457
Komercni Banka AS (GDR)                                                                  27,154           2,172,320
New World Resources NV (Class 'A' Shares)                                               239,700           3,036,134
Philip Morris CR AS                                                                       1,860             577,891
Telefonica 02 Czech Republic AS                                                          94,700           2,225,514
Telefonica 02 Czech Republic AS (GDR)                                                    54,303           1,265,032
Unipetrol AS                                                                            343,200           3,832,676
Zentiva NV                                                                               75,500           4,924,673
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   39,299,856
-------------------------------------------------------------------------------------------------------------------

Egypt -- 1.6%
-------------------------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                                              49,000      $      564,487
Arab Cotton Ginning                                                                     243,000             309,430
Commercial International Bank                                                           172,745           1,251,975
Credit Agricole Egypt                                                                    38,690              95,368
Eastern Tobacco                                                                          16,200             815,561
Egypt Kuwaiti Holding Co.                                                               333,959             777,891
Egyptian Financial & Industrial Co.(a)                                                  137,064           1,267,136
Egyptian Financial Group-Hermes Holding SAE                                             172,500           1,060,928
Egyptian for Tourism Resorts                                                            787,500             417,231
Egyptian International Pharmaceutical Industrial Co.                                     40,120             186,096
Egyptian Media Production City(a)                                                        50,475              64,959
El Ezz Aldekhela Steel Alexa Co.                                                          3,050             753,217
El Ezz Steel Rebars SAE                                                                 214,800             713,468
El Sewedy Cables Holding Co.(a)                                                          20,900             389,398
El Watany Bank of Egypt(a)                                                               43,866             311,539
Medinet Nasr for Housing                                                                 56,250             311,379
Misr Cement                                                                              18,251             250,586
MobiNil-Egyptian Co. for Mobil Services                                                  13,978             271,613
National Societe General Bank                                                            31,878             145,764
Olympic Group Financial Investments                                                      67,971             435,512
Orascom Construction Industries (OCI)                                                    57,901           3,322,793
Orascom Development Holding AG(a)                                                         8,320             525,728
Orascom Hotel Holdings SAE(a)                                                            11,863              91,212
Orascom Telecom Holding SAE                                                             318,200           2,302,114
Oriental Weavers Co.                                                                     35,464             194,768
Raya Holding Co.                                                                         43,400              60,153
Sidi Kerir Petrochemcials Co.                                                           267,800             754,310
Suez Cement Co.                                                                          42,400             239,496
Telecom Egypt                                                                           230,000             621,873
Torah Portland Cement Co.                                                                 4,300              99,394
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   18,605,379
-------------------------------------------------------------------------------------------------------------------

Estonia -- 0.8%
-------------------------------------------------------------------------------------------------------------------
AS Baltika(a)                                                                           310,189      $      778,389
AS Eesti Ehitus                                                                         115,400             441,493
AS Eesti Telekom                                                                        103,700             919,904
AS Eesti Telekom (GDR)                                                                   42,400           1,611,200
AS Harju Elekter                                                                         18,000              56,518
AS Jarvevana(a)                                                                          76,600              22,561
AS Merko Ehitus(a)                                                                       76,600             645,577
AS Norma                                                                                 25,000             166,425
AS Olympic Entertainment Group                                                          528,217           1,138,193
AS Tallink Group Ltd.(a)                                                              3,521,130           2,452,843
AS Tallinna Kaubamaja                                                                    86,200             605,054
AS Tallinna Vesi                                                                         19,235             280,624
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,118,781
-------------------------------------------------------------------------------------------------------------------

Ghana -- 0.6%
-------------------------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.(a)                                                                1,810,900      $      968,312
CAL Bank Ltd.(a)                                                                      1,731,000           1,030,091
Ghana Commercial Bank Ltd.(a)                                                           967,303           1,084,514
Home Finance Co., Ltd.(a)                                                             3,899,473           2,085,100
Produce Buying Co., Ltd.(a)                                                             650,000             123,329
SSB Bank Ltd.(a)                                                                        370,000             430,789
Standard Chartered Bank of Ghana Ltd.(a)                                                 10,200             334,282
Unilever Ghana Ltd.(a)                                                                  249,000             923,415
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    6,979,832
-------------------------------------------------------------------------------------------------------------------

Hungary -- 3.0%
-------------------------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                                               8,190      $      273,214
EGIS Rt.                                                                                  3,378             223,240
FHB Mortgage Bank Rt.(a)                                                                 18,000             103,365
Fotex Rt.(a)                                                                            478,034           1,505,532
Magyar Telekom Rt.                                                                    1,476,150           6,918,455
Magyar Telekom Rt. (ADR)                                                                 37,300             868,344
MOL Hungarian Oil & Gas Rt.                                                              70,705           6,460,134
OTP Bank Rt.(a)                                                                         356,220          12,881,665
PannErgy Plc(a)                                                                         129,000             848,709
RABA Automotive Holding Rt.(a)                                                           52,760             378,381
Richter Gedeon Rt.                                                                       27,682           5,063,243
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   35,524,282
-------------------------------------------------------------------------------------------------------------------

India -- 6.4%
-------------------------------------------------------------------------------------------------------------------
Aban Offshore Ltd.                                                                        4,700      $      205,331
ACC Ltd.                                                                                 28,800             380,320
Adani Exports Ltd.                                                                       14,600             144,769
Aditya Birla Nuvo Ltd.                                                                   14,406             291,739
Allahabad Bank Ltd.                                                                      64,000              85,764
Amtek Auto Ltd.                                                                          38,500             135,456
Andhra Bank                                                                              55,000              65,360
Apollo Hospitals Enterprise Ltd.                                                         15,700             150,174
Asea Brown Boveri India Ltd.                                                             18,700             320,087
Ashok Leyland Ltd.                                                                      123,000              69,973
Asian Paints Ltd.                                                                         8,000             202,109
Bajaj Auto Ltd.                                                                          11,100             142,592
Bajaj Auto Ltd. (GDR)(144A)                                                               7,202              91,227
Bajaj Finserv Ltd.                                                                       11,100              88,854
Bajaj Finserv Ltd. (GDR)(144A)                                                            7,202              59,292
Bajaj Hindusthan Ltd.                                                                    59,700             132,166
Bajaj Holdings & Investment Ltd.                                                         11,100             107,186
Bajaj Holdings & Investment Ltd. (GDR)(144A)                                              7,202              67,730
Balrampur Chini Mills Ltd.(a)                                                           145,600             256,108
Bank of India                                                                            43,100             264,631
BEML Ltd.                                                                                 5,000              73,901
Bharat Electronics Ltd.                                                                   5,000              97,553
Bharat Forge Ltd.                                                                        42,200             166,203
Bharat Heavy Electricals Ltd.                                                            36,500           1,253,870
Bharat Petroleum Corp. Ltd.                                                              14,000             107,469
Bharti Airtel Ltd.(a)                                                                   188,400           3,161,644
Biocon Ltd.                                                                              38,400             149,338
Bombay Dyeing & Manufacturing Co., Ltd.                                                  16,100             130,236
Cairn India Ltd.(a)                                                                     104,200             478,150
Canara Bank Ltd.                                                                         21,500              87,514
Century Textiles & Industries Ltd.                                                       12,000              85,282
Cipla Ltd.                                                                              161,400             793,036
Colgate-Palmolive (India) Ltd.                                                           13,000             112,913
Container Corp. of India Ltd.                                                             9,000             158,317
Corporation Bank                                                                         17,000              99,948
Crompton Greaves Ltd.                                                                    38,800             189,762
Cummins India Ltd.                                                                       23,000             152,067
Dabur India Ltd.                                                                        139,000             268,732
Dish TV India Ltd.(a)                                                                    20,412              11,984
Divi's Laboratories Ltd.                                                                  7,000             200,134
DLF Ltd.                                                                                 54,100             407,455
Dr. Reddy's Laboratories Ltd.                                                            13,300             144,553
Dr. Reddy's Laboratories Ltd. (ADR)                                                      26,800             298,820
EIH Ltd.                                                                                 52,500             144,878
Essar Oil Ltd.(a)                                                                       178,500             612,258
Financial Technologies India Ltd.                                                         3,500              77,288
Gail India Ltd.                                                                          53,500             467,783
Gail India Ltd. (GDR)                                                                    16,700             928,520
Glaxosmithkline Pharmaceuticals Ltd.                                                      8,000             201,475
Glenmark Pharmaceuticals Ltd.                                                            40,800             424,284
GMR Infrastructure(a)                                                                    97,800             184,717
Grasim Industries Ltd. (GDR)(144A)                                                       13,300             472,150
Great Eastern Shipping Co., Ltd.                                                         15,200              97,519
Great Offshore Ltd.                                                                       3,800              38,884
GTL Ltd.                                                                                 34,000             118,884
Gujarat Ambuja Cements Ltd.                                                             159,800             266,335
HCL Technologies Ltd.                                                                    49,700             209,477
HDFC Bank Ltd.                                                                           51,200           1,342,710
HDFC Bank Ltd. (ADR)                                                                      7,700             654,115
Hero Honda Motors Ltd.                                                                   31,942             593,755
Hexaware Technologies Ltd.                                                               30,000              19,878
Hindalco Industries Ltd.                                                                 60,800             127,549
Hindalco Industries Ltd. (GDR)(144A)                                                    140,410             294,861
Hindustan Construction Ltd.                                                              71,300             118,252
Hindustan Lever Ltd.                                                                    383,709           2,082,936
Hindustan Petroleum Corp. Ltd.                                                           18,000              93,548
Hindustan Zinc Ltd.                                                                      19,900             184,251
Housing Development & Infrastructure Ltd.                                                20,185              72,544
Housing Development Finance Corp.                                                        72,500           3,279,222
I-Flex Solutions Ltd.(a)                                                                  4,000              66,479
ICICI Bank Ltd.                                                                         198,700           2,282,519
ICICI Bank Ltd. (ADR)                                                                    45,100           1,060,752
IDBI Bank Ltd.                                                                           74,000             118,577
Idea Cellular Ltd.(a)                                                                   533,400             879,411
India Cements Ltd.                                                                       48,000             127,638
Indiabulls Financial Services Ltd.                                                       41,800             139,761
Indiabulls Real Estate Ltd.                                                              17,000              61,659
Indiabulls Securities Ltd.                                                              245,500             200,460
Indian Hotels Co., Ltd.                                                                 154,920             222,055
Indian Oil Corp. Ltd.                                                                    11,000              95,968
Infosys Technologies Ltd.                                                               103,051           3,113,403
Infrastructure Development Finance Co., Ltd.                                            271,900             420,458
ITC Ltd.                                                                                611,900           2,441,431
ITC Ltd. (GDR)(144A)                                                                    310,700           1,265,180
IVRCL Infrastructures & Projects Ltd.                                                    21,600             108,739
Jain Irrigation Systems Ltd.                                                             12,700             107,003
Jaiprakash Associates Ltd.                                                              109,100             261,152
Jammu & Kashmir Bank Ltd.                                                                12,000             114,119
Jet Airways (India) Ltd.(a)                                                               9,000              77,957
Jindal Steel & Power Ltd.                                                                15,000             410,644
JSW Steel Ltd.                                                                           17,000             171,784
Kotak Mahindra Bank Ltd.                                                                 32,000             378,624
Lanco Infratech Ltd.(a)                                                                  59,900             234,257
Larsen & Toubro Ltd.                                                                     30,200           1,571,348
Larsen & Toubro Ltd. (GDR)                                                               24,000           1,248,000
LIC Housing Finance Ltd.                                                                 30,000             183,365
Lupin Ltd.                                                                               14,300             221,063
Mahanagar Telephone Nigam Ltd.                                                           31,000              56,277
Mahanagar Telephone Nigam Ltd. (ADR)                                                     38,500             163,240
Mahindra & Mahindra Ltd.                                                                 70,700             770,108
Maruti Udyog Ltd.                                                                        50,500             750,826
Moser Baer India Ltd.                                                                     8,300              19,362
Motor Industries Co., Ltd.                                                                3,900             326,857
Mphasis Ltd.                                                                             27,000             107,516
Mundra Port & Special Economic Zone Ltd.                                                 48,900             453,749
Nagarjuna Construction Co., Ltd.                                                         37,800              77,163
National Aluminium Co., Ltd.                                                             24,000             190,656
Nestle India Ltd.                                                                        12,100             439,009
Neyveli Lignite Corp. Ltd.                                                               78,000             138,727
Nicholas Piramal India Ltd.                                                              21,000             149,321
NTPC Ltd.                                                                               373,300           1,379,325
Oil & Natural Gas Corp. Ltd.                                                             66,050           1,458,020
Patni Computer Systems Ltd.                                                              14,000              53,538
Petronet LNG Ltd.                                                                        94,000             105,253
Piramal Life Sciences Ltd.(a)                                                             2,100               5,927
Power Grid Corp. of India Ltd.                                                          259,700             478,478
Punj Lloyd Ltd.                                                                          28,800             177,933
Punjab National Bank Ltd.                                                                13,000             133,169
Ranbaxy Laboratories Ltd.                                                                62,800             329,134
Ranbaxy Laboratories Ltd. (GDR)                                                          20,500             110,700
Reliance Capital Ltd.                                                                    30,400             742,625
Reliance Capital Ltd. (GDR)(144A)                                                         2,140              52,107
Reliance Communications Ltd.                                                            248,300           1,772,100
Reliance Communications Ltd. (GDR)(144A)                                                 42,816             304,083
Reliance Industries Ltd.                                                                 91,100           3,778,844
Reliance Industries Ltd. (GDR)(144A)                                                     21,408           1,740,470
Reliance Infrastructure Ltd.                                                             49,700             844,105
Reliance Infrastructure Ltd. (GDR)                                                        5,900             283,200
Reliance Infrastructure Ltd. (GDR)(144A)                                                  1,070              52,644
Reliance Natural Resources Ltd.(a)                                                      408,500             644,616
Reliance Natural Resources Ltd. (GDR)(a)(144A)                                           21,408              66,962
Reliance Petroleum Ltd.(a)                                                              207,300             635,234
Reliance Power Ltd.(a)                                                                  201,080             663,026
Satyam Computer Services Ltd.                                                            97,700             612,756
Satyam Computer Services Ltd. (ADR)                                                      24,000             387,600
Sesa Goa Ltd.                                                                           100,000             256,329
Shipping Corp. of India Ltd.                                                             33,000             104,061
Siemens India Ltd.                                                                       37,200             315,892
Sintex Industries Ltd.                                                                   23,100             139,849
State Bank of India                                                                      17,700             557,337
State Bank of India (GDR)                                                                25,100           1,516,632
Steel Authority of India Ltd.                                                           156,000             422,387
Sterlite Industries (India) Ltd.                                                         58,500             535,776
Sun Pharma Advanced Research Co., Ltd.(a)                                                10,000              16,228
Sun Pharmaceuticals Industries Ltd.                                                      24,800             795,635
Suzlon Energy Ltd.                                                                      124,200             409,234
Syndicate Bank                                                                           66,000              92,386
Tata Chemicals Ltd.                                                                      22,000             106,729
Tata Communications Ltd. (ADR)                                                           11,100             234,543
Tata Consultancy Services Ltd.                                                           37,990             533,130
Tata Motors Ltd.                                                                         33,200             243,082
Tata Motors Ltd. (ADR)                                                                   19,800             151,668
Tata Power Co., Ltd.                                                                     61,000           1,188,036
Tata Steel Ltd.                                                                          95,020             867,416
Tata Steel Ltd. (PFD Shares)                                                             59,040              81,330
Tata Tea Ltd.                                                                            15,600             221,756
Tata Teleservices Maharashtra Ltd.(a)                                                   280,840             130,200
Titan Industries Ltd.                                                                     6,000             143,629
Ultra Tech Cement Ltd.                                                                    7,000              79,004
Unitech Ltd.                                                                            111,100             283,960
United Breweries Ltd.(a)                                                                 38,000             105,887
United Phosphorus Ltd.                                                                   20,000             133,455
United Spirits Ltd.                                                                      18,700             505,387
UTI Bank Ltd.                                                                            49,300             764,817
Videocon Industries Ltd.                                                                 36,000             150,910
Videsh Sanchar Nigam Ltd.                                                                12,000             122,829
Voltas Ltd.                                                                              86,500             174,379
Wipro Ltd.                                                                               61,000             443,201
Wipro Ltd. (ADR)                                                                         13,100             127,332
Wire & Wireless India Ltd.(a)                                                            17,750               6,246
Zee Entertainment Enterprises Ltd.                                                      121,000             520,520
Zee News Ltd.                                                                            16,049              14,007
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   75,531,487
-------------------------------------------------------------------------------------------------------------------

Indonesia -- 2.8%
-------------------------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                                  8,587,500      $    1,284,606
Astra Argo Lestari Tbk PT                                                               420,000             560,364
Astra International Tbk PT                                                            1,323,000           2,322,964
Bakrie & Brothers Tbk PT(a)                                                         131,833,000           3,330,248
Bakrie Telecom PT(a)                                                                  4,350,000             111,602
Bank Central Asia Tbk PT                                                              7,602,000           2,464,742
Bank Danamon Indonesia Tbk PT                                                           685,000             343,783
Bank Internasional Indonesia Tbk PT                                                   6,667,000             215,738
Bank Mandiri PT                                                                       3,760,000           1,025,873
Bank Niaga Tbk PT                                                                     4,309,000             322,140
Bank Pan Indonesia Tbk PT(a)                                                          3,525,272             274,895
Bank Rakyat Indonesia PT                                                              3,408,000           1,895,351
Berlian Laju Tanker Tbk PT                                                            1,250,000             172,021
Bumi Resources Tbk PT                                                                 8,789,000           2,877,182
Energi Mega Persada Tbk PT(a)                                                         3,938,000             211,206
Gudang Garam Tbk PT                                                                     763,500             465,775
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                               1,095,000             177,938
Indocement Tunggal Prakarsa Tbk PT                                                      500,000             307,811
Indofood Sukses Makmur Tbk PT                                                         6,576,500           1,328,085
Indonesian Satellite Corp. Tbk PT                                                     1,592,500           1,002,601
International Nickel Indonesia Tbk PT                                                 1,300,000             410,013
Kalbe Farma Tbk PT                                                                    1,517,000             101,735
Kawasan Industri Jababeka Tbk PT(a)                                                   1,250,000              11,849
Lippo Karawaci Tbk PT                                                                 6,000,000             436,548
Matahari Putra Prima Tbk PT                                                           1,600,000              97,892
Medco Energi Internasional Tbk PT(a)                                                  1,397,000             521,609
Perusahaan Gas Negara PT                                                              5,000,000           1,115,198
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(a)                                454,000             165,607
Ramayana Lestari Sentosa Tbk PT                                                       4,100,000             342,758
Semen Gresik Persero Tbk PT                                                           2,655,000             933,333
Telekomunikasi Indonesia Tbk PT                                                       5,845,160           4,297,566
Tempo Scan Pacific Tbk PT                                                               101,000               4,989
Unilever Indonesia Tbk PT                                                               852,700             663,312
United Tractors Tbk PT                                                                3,996,000           3,878,411
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   33,675,745
-------------------------------------------------------------------------------------------------------------------

Israel -- 3.1%
-------------------------------------------------------------------------------------------------------------------
Aladdin Knowledge Systems Ltd.(a)                                                        10,000      $      133,600
Alvarion Ltd.(a)                                                                         34,900             222,975
Bank Hapoalim B.M.                                                                      495,652           1,469,013
Bank Leumi Le-Israel                                                                    496,824           1,692,706
Bezeq Israeli Telecommunication Corp. Ltd.                                            1,538,038           2,730,389
Cellcom Israel Ltd.                                                                      34,200           1,028,052
Ceragon Networks Ltd.(a)                                                                 20,600             152,234
Check Point Software Technologies Ltd.(a)                                                81,641           1,856,516
Clal Industries Ltd.                                                                     21,900              72,500
Clal Insurance Enterprise Holdings Ltd.                                                  14,800             202,082
Delek Automotive Systems Ltd.                                                            17,000             159,154
Delek Group Ltd.                                                                          2,140             172,976
Discount Investment Corp.                                                                 3,650              66,515
ECtel Ltd.(a)                                                                               237                 318
Elbit Imaging Ltd.                                                                        3,900              73,052
Elbit Systems Ltd.                                                                        7,000             365,457
First International Bank of Israel Ltd.(a)                                                9,100              76,815
Gazit Globe (1982) Ltd.                                                                  29,000             211,799
Gilat Satellite Networks Ltd.(a)                                                         29,100             176,094
Harel Insurance Investments Ltd.                                                          3,000             122,394
Housing & Construction Holdings Ltd.(a)                                                  85,800             100,950
IDB Development Corp. Ltd.                                                                8,276             108,811
IDB Holding Corp. Ltd.                                                                    7,103             128,351
Israel Chemicals Ltd.                                                                   349,815           4,890,401
Israel Corp. Ltd.                                                                         1,850           1,339,161
Israel Discount Bank Ltd. (Series 'A')                                                  175,400             256,767
Koor Industries Ltd.                                                                      3,023             122,928
Makhteshim-Agan Industries Ltd.                                                         208,657           1,316,885
Mizrahi Tefahot Bank Ltd.                                                                58,000             362,232
Ness Technologies, Inc.(a)                                                               18,800             215,636
Nice Systems Ltd.(a)                                                                     22,100             616,441
Oil Refineries Ltd.                                                                     512,000             297,634
Orbotech Ltd.(a)                                                                         10,000              79,900
Ormat Industries Ltd.                                                                    26,500             285,002
Osem Investment Ltd.                                                                          1                  13
Partner Communications Co., Ltd.                                                        124,660           2,297,860
Property & Building Corp. Ltd.                                                            1,000              55,711
Retalix Ltd.(a)                                                                           5,900              65,507
Strauss Group Ltd.                                                                       17,400             174,083
Supersol Ltd.                                                                            68,000             324,747
Teva Pharmaceutical Industries Ltd.                                                      87,999           4,071,160
Teva Pharmaceutical Industries Ltd. (ADR)                                               199,300           9,125,947
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   37,220,768
-------------------------------------------------------------------------------------------------------------------

Jordan -- 1.0%
-------------------------------------------------------------------------------------------------------------------
Arab Bank Plc                                                                           177,900      $    4,936,151
Arab East Investment                                                                     73,266             357,799
Bank of Jordan                                                                           55,600             208,745
Jordan Ahli Bank                                                                         66,000             208,614
Jordan Cement Factory                                                                    24,700             256,936
Jordan Telecom Corp.                                                                     67,000             539,026
Jordanian Electric Power Co.                                                             53,242             368,974
Middle East Complex for Engineering, Electric, & Heavy Industries Plc(a)                400,900           1,612,653
Taameer Jordan Co.(a)                                                                   377,300             963,886
Union Investment Corp.(a)                                                               169,900             372,779
Union Land Development                                                                  156,800             349,674
United Arab Investors(a)                                                                302,100           1,065,984
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   11,241,221
-------------------------------------------------------------------------------------------------------------------

Kenya -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                                  561,200      $      824,909
Bamburi Cement Co., Ltd.                                                                366,541             927,167
Barclays Bank of Kenya Ltd.                                                           1,664,880           1,345,610
East African Breweries Ltd.                                                             793,440           1,812,659
East African Portland Cement Co., Ltd.                                                   40,900              38,293
ICDC Investment Co.                                                                     808,000             217,091
Kenya Airways Ltd.                                                                    1,127,600             668,751
Kenya Commercial Bank Ltd.                                                            3,894,400           1,366,396
Kenya Electricity Generating Co., Ltd.                                                1,242,800             344,846
Kenya Oil Co., Ltd.                                                                     238,000             287,828
Kenya Power & Lighting Ltd.                                                             112,650             264,052
Mumias Sugar Co., Ltd.                                                                2,730,114             314,250
Nation Media Group Ltd.                                                                 179,346             341,244
NIC Bank Ltd.                                                                           529,632             358,497
Standard Chartered Bank Kenya Ltd.                                                      103,420             259,355
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,370,948
-------------------------------------------------------------------------------------------------------------------

Kuwait -- 0.3%
-------------------------------------------------------------------------------------------------------------------
Global Investment House KSCC                                                             51,500      $      147,963
Kuwait Finance House KSC                                                                 90,000             714,741
Kuwait Projects Co. Holdings KSC                                                         45,000             172,301
Mabanee Co. SAKC(a)                                                                      35,000             167,822
Mobile Telecommunications Co.                                                           150,000             815,444
National Bank of Kuwait SAK                                                             127,500             859,712
National Industries Group Holding                                                       220,000             741,736
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    3,619,719
-------------------------------------------------------------------------------------------------------------------

Latvia -- 0.0%
-------------------------------------------------------------------------------------------------------------------
Grindeks(a)                                                                              12,000      $      115,770
Latvian Shipping Co.(a)                                                                  96,000             145,520
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $      261,290
-------------------------------------------------------------------------------------------------------------------

Lithuania -- 0.4%
-------------------------------------------------------------------------------------------------------------------
Apranga PVA                                                                             132,200      $      262,130
Bankas Snoras(a)                                                                        193,500              87,322
Invalda PVA                                                                              70,800             221,237
Klaipedos Nafta PVA                                                                     993,963             428,059
Lietuvos Dujos                                                                          200,000             166,201
Lietuvos Energija(a)                                                                     37,000              45,406
Pieno Zvaigzdes                                                                          94,000             160,913
Rokiskio Suris                                                                          177,000             288,596
Rytu Skirstomieji Tinklai(a)                                                            141,300             181,564
Sanitas                                                                                  17,500             155,389
Siauliu Bankas(a)                                                                       441,032             268,066
Snaige(a)                                                                                69,000              41,128
Teo LT AB                                                                             1,577,356           1,157,162
Teo LT AB (GDR)(144A)                                                                    60,000             439,374
Ukio Bankas Commercial Bank                                                           1,060,003             679,134
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    4,581,681
-------------------------------------------------------------------------------------------------------------------

Malaysia -- 3.0%
-------------------------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                                      236,000      $      109,920
Airasia Bhd(a)                                                                          282,700             102,817
Alliance Financial Group Bhd                                                            330,800             240,360
AMMB Holdings Bhd                                                                       615,900             534,055
Asiatic Development Bhd                                                                 121,000             163,149
Astro All Asia Networks Plc                                                             346,000             305,180
Batu Kawan Bhd                                                                          100,300             220,046
Berjaya Sports Toto Bhd                                                                 221,384             289,538
British American Tobacco Malaysia Bhd                                                    48,800             589,666
Bumiputra-Commerce Holdings Bhd                                                         708,633           1,585,188
Bursa Malaysia Bhd                                                                      142,000             265,277
Dialog Group Bhd                                                                        588,000             176,230
Digi.com Bhd                                                                            133,400             870,954
EON Capital Bhd                                                                         111,000             135,528
Gamuda Bhd                                                                            1,156,100             722,003
Genting Bhd                                                                             842,500           1,300,763
Guinness Anchor Bhd                                                                      67,000             101,604
Hong Leong Bank Bhd                                                                     252,400             414,654
Hong Leong Financial Group Bhd                                                           61,500              78,996
IGB Corp. Bhd                                                                           312,000             126,299
IJM Corp. Bhd                                                                           437,800             603,352
IOI Corp. Bhd                                                                         1,294,939           1,595,960
Kencana Petroleum Bhd(a)                                                                425,000             180,732
Kinsteel Bhd                                                                            525,000              90,294
KLCC Property Holdings Bhd                                                              250,000             197,447
KNM Group Bhd                                                                         3,744,600           1,387,413
Kuala Lumpur Kepong Bhd                                                                 183,850             515,900
Kulim (Malaysia) Bhd                                                                    115,700             186,445
Lafarge Malayan Cement Bhd                                                              468,660             504,349
Landmarks Bhd                                                                           220,700              69,427
Lion Diversified Holdings Bhd                                                           122,600              19,854
Lion Industries Corp. Bhd                                                               436,600             160,819
Malayan Banking Bhd                                                                     794,818           1,580,855
Malaysian Airline System Bhd                                                            683,133             688,329
Malaysian Airline System Bhd (PFD Shares)(a)                                            110,133              26,394
Malaysian Bulk Carriers Bhd                                                             205,000             183,319
Malaysian Pacific Industries Bhd                                                         73,000             146,828
Malaysian Resources Corp. Bhd                                                           451,200              99,189
Media Prima Bhd                                                                         242,300              92,582
MISC Bhd                                                                                112,000             266,328
MISC Bhd(b)                                                                             324,200             818,222
MMC Corp. Bhd                                                                           662,000             425,872
Multi-Purpose Holdings Bhd                                                              391,400             147,040
Nestle Malaysia Bhd                                                                       6,000              47,495
OSK Holdings Bhd                                                                        218,000              90,276
OSK Property Holdings Bhd                                                                39,636               6,635
Parkson Holdings Bhd                                                                    559,380             625,386
Petra Perdana Bhd                                                                       322,567             267,932
Petronas Dagangan Bhd                                                                   374,700             715,765
Petronas Gas Bhd                                                                        135,300             391,540
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                                   700,900             551,198
Pos Malaysia Bhd                                                                        110,000              57,719
PPB Group Bhd                                                                           252,000             629,856
Public Bank Bhd                                                                         682,887           1,995,065
Ranhill Bhd                                                                             204,900              43,153
Resorts World Bhd                                                                       946,000             704,723
RHB Capital Bhd                                                                         260,500             304,855
SapuraCrest Petroleum Bhd                                                               650,000             241,331
Sarawak Energy Bhd                                                                      730,500             506,036
Scomi Group Bhd                                                                       1,244,800             183,563
Shell Refining Co. Bhd                                                                  201,100             615,224
Sime Darby Bhd                                                                        1,778,709           3,438,431
SP Setia Bhd                                                                            380,100             345,122
Star Publications (Malaysia) Bhd                                                        104,000              98,243
Ta Ann Holdings Bhd                                                                     137,280             188,581
TA Enterprise Bhd                                                                       386,000              89,572
Tan Chong Motor Holdings Bhd                                                            219,000             105,835
Tanjong Plc                                                                             146,400             559,998
Tenaga Nasional Bhd                                                                     550,625           1,098,343
Titan Chemicals Corp. Bhd                                                               940,500             282,884
TM International Bhd(a)                                                                 392,700             643,110
Top Glove Corp. Bhd                                                                     105,000             122,474
Uchi Technologies Bhd                                                                   237,400              74,840
UEM Builders Bhd                                                                        457,000             184,738
UEM World Bhd(a)                                                                        689,300             480,901
UMW Holdings Bhd                                                                        114,000             193,032
Unisem (M) Bhd                                                                          215,000              86,559
Wah Seong Corp. Bhd                                                                     330,000             120,738
WCT Bhd                                                                                 220,000             167,291
WTK Holdings Bhd                                                                        200,500              93,510
YTL Corp. Bhd                                                                           250,384             458,389
YTL e-Solutions Bhd                                                                     577,000              59,242
YTL Power International Bhd                                                             880,699             454,555
Zelan Bhd                                                                               147,200              60,937
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   35,704,254
-------------------------------------------------------------------------------------------------------------------

Mauritius -- 0.7%
-------------------------------------------------------------------------------------------------------------------
Air Mauritius Ltd.                                                                       83,400      $       48,918
Ireland Blyth Ltd.                                                                       64,209             123,210
Mauritius Commercial Bank                                                               463,595           2,558,124
Mauritius Development Investment Trust Co., Ltd.                                        600,000             105,568
Mon Tresor & Mon Desert Ltd.                                                             23,449              58,592
New Mauritius Hotels Ltd.                                                               335,400           1,550,131
Rogers & Co., Ltd.                                                                       48,555             603,703
Shell Mauritius Ltd.                                                                     22,000              78,480
State Bank of Mauritius Ltd.                                                            641,899           1,620,735
Sun Resorts Ltd.                                                                        369,662             921,701
United Basalt Products Ltd.                                                              85,125             136,079
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    7,805,241
-------------------------------------------------------------------------------------------------------------------

Mexico -- 6.0%
-------------------------------------------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                                                              422,472      $    1,891,769
America Movil SA de CV (Series 'L')                                                   7,966,058          18,386,446
Banco Compartamos SA de CV                                                              119,200             336,313
Carso Global Telecom SA de CV (Series 'A1')(a)                                          160,800             819,557
Carso Infraestructura y Construccion SA(a)                                              830,000             642,099
Cemex SAB de CV (Series 'CPO')(a)                                                     3,534,252           6,079,451
Coca-Cola Femsa SA de CV (Series 'L')                                                    77,000             389,646
Consorcio ARA SA de CV                                                                  472,000             262,046
Controladora Comercial Mexicana SA de CV                                                 80,000             183,847
Corporacion GEO SA de CV (Series 'B')(a)                                                169,700             385,506
Corporacion Interamericana de Entretenimiento SA de CV (Class 'B' Shares)(a)             31,700              51,355
Desarrolladora Homex SA de CV(a)                                                         72,100             532,905
Empresas ICA SA de CV(a)                                                                552,319           1,598,535
Fomento Economico Mexicano SA de CV (Series 'UBD')                                      765,200           2,913,184
Grupo Aeroportuario del Sureste SAB de CV (Class 'B' Shares)                             72,826             356,196
Grupo Bimbo SA de CV (Series 'A')                                                       185,727           1,162,970
Grupo Carso SA de CV (Series 'A1')                                                      731,000           2,780,986
Grupo Elektra SA de CV                                                                   22,626             782,522
Grupo Financiero Banorte SA de CV (Class 'O' Shares)                                  2,298,300           7,300,241
Grupo Financiero Inbursa SA de CV (Class 'O' Shares)                                  1,290,508           4,416,250
Grupo Iusacell SA de CV(a)                                                              142,465           1,018,626
Grupo Mexico SA de CV (Series 'B')                                                    1,283,926           1,343,826
Grupo Modelo SA de CV (Series 'C')                                                      236,600           1,001,320
Grupo Pochteca SAB de CV(a)                                                              26,477               6,482
Grupo Televisa SA (Series 'CPO')                                                        588,818           2,579,301
Impulsora del Desarrollo y el Empleo en America Latina SA de CV (Series 'B1')(a)      1,268,730           1,293,279
Industrias CH SA (Series 'B')(a)                                                         72,952             268,240
Industrias Penoles SA de CV                                                              44,229             536,992
Kimberly-Clark de Mexico SA de CV                                                       214,970             929,344
Mexichem SA de CV                                                                       863,100           1,563,217
Organizacion Soriana SAB de CV (Class 'B' Shares)(a)                                     75,000             224,575
Promotora y Operadora de Infraestructura SA de CV(a)                                    207,900             397,355
SARE Holding SA de CV (Class 'B' Shares)(a)                                             155,000              61,930
Telefonos de Mexico SA de CV (Series 'L')                                             2,262,460           2,882,797
Telmex Internacional SAB de CV (Class 'L' Shares)                                     2,262,460           1,482,581
TV Azteca SA de CV (Series 'CPO')                                                       593,565             371,133
Urbi Desarrollos Urbanos SA de CV(a)                                                    183,000             425,213
Vitro SA de CV (Series 'A')                                                             124,168             137,420
Wal-Mart de Mexico SA de CV (Series 'V')                                                990,332           3,452,110
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   71,247,565
-------------------------------------------------------------------------------------------------------------------

Morocco -- 1.7%
-------------------------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                                        67,800      $    2,401,280
Banque Centrale Populaire                                                                 1,400             438,960
Banque Marocaine du Commerce Exterieur (BMCE)                                            92,700           3,365,371
Banque Marocaine pour le Commerce et L' Industrie (BMCI)                                  2,200             254,134
Centrale Laitiere                                                                           420             344,914
Ciments du Maroc                                                                          1,665             335,363
Cosumar Compagnie Sucriere Marocaine et de Raffinage                                      1,637             242,963
Credit Immobilier et Hotelier                                                             4,600             299,750
CTM                                                                                       1,560              51,807
Douja Promotion Groupe Addoha SA                                                         86,000           1,701,719
Holcim Maroc SA                                                                           2,082             573,613
Lafarge Ciments                                                                           1,100             252,311
Lesieur Cristal SA                                                                        1,663             167,042
Managem                                                                                   2,800             115,388
Maroc Telecom                                                                           196,941           4,337,138
ONA SA                                                                                   12,023           2,205,177
RISMA(a)                                                                                  3,100             135,795
Samir                                                                                     6,247             537,943
Societe des Brasseries du Maroc                                                           3,529             804,168
Societe Nationale d'Investissement                                                        4,065             902,322
SONASID (Societe Nationale de Siderurgie)                                                 1,172             523,087
Wafa Assurance                                                                              600             178,834
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   20,169,079
-------------------------------------------------------------------------------------------------------------------

Nigeria -- 1.1%
-------------------------------------------------------------------------------------------------------------------
African Petroleum Plc                                                                 1,192,000      $    2,979,417
Ashaka Cement Plc(a)                                                                    832,999             212,473
Cadbury Nigeria Plc(a)                                                                  400,000             118,522
Conoil Plc                                                                              322,000             289,927
Dangote Sugar Refinery Plc                                                              540,720             103,625
First Bank of Nigeria Plc                                                             5,683,264           1,341,389
Guaranty Trust Bank Plc                                                               5,954,544           1,081,402
Guiness Nigeria Plc                                                                     418,750             414,923
Mobil Nigeria Plc                                                                       148,760             445,388
Nestle Foods Nigeria Plc                                                                100,000             193,598
Nigeria Bottling Co., Plc                                                               300,000             123,734
Nigerian Breweries Plc                                                                  401,000             154,140
Oando Plc                                                                               406,800             565,539
Oceanic Bank International Plc                                                        2,408,750             410,214
PZ Cussons Nigeria Plc                                                                2,770,833             582,766
Total Nigeria Plc                                                                       149,500             312,340
UAC of Nigeria Plc                                                                    1,581,000             641,863
UACN Property Development Co., Plc(a)                                                 2,000,000             442,120
Unilever Nigeria Plc(a)                                                               3,750,000             696,340
Union Bank of Nigeria Plc                                                             2,815,999           1,005,586
United Bank for Africa Plc                                                            2,268,000             490,759
Zenith Bank Ltd.(a)                                                                   2,500,000             779,237
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   13,385,302
-------------------------------------------------------------------------------------------------------------------

Oman -- 0.7%
-------------------------------------------------------------------------------------------------------------------
Ahli Bank(a)                                                                             72,800      $       47,726
Al Jazeira Services Co.                                                                 236,016             114,745
Bank Dhofar SAOG                                                                        188,049             279,720
Bank Muscat SAOG                                                                        354,950           1,041,839
Bank Sohar(a)                                                                           690,000             388,909
Dhofar International Development & Investment Holding Co.                               143,200             196,364
Galfar Engineering & Contracting SAOG                                                   135,600             503,352
National Bank of Oman Ltd.                                                              303,730             413,408
Oman Cables Industry SAOG                                                                60,400             383,579
Oman Cement Co., SAOG                                                                   252,000             353,455
Oman Flour Mills Co., Ltd. SAOG                                                          26,600             262,546
Oman International Bank SAOG                                                             63,008             592,439
Oman National Investment Corp. Holdings                                                 104,000             210,823
Oman Telecommunications Co.                                                             323,360           1,637,797
Ominvest                                                                                 96,840             197,202
Port Services Corp. Ltd.                                                                 41,220              84,865
Raysut Cement Co., SAOG                                                                 156,710             860,475
Renaissance Holdings Co.                                                                284,322             911,530
Shell Oman Marketing Co.                                                                 66,100             378,479
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    8,859,253
-------------------------------------------------------------------------------------------------------------------

Pakistan -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                                                              87,700      $      212,856
Allied Bank Ltd.                                                                         33,840              25,031
Arif Habib Securities Ltd.                                                               94,375              89,117
Askari Commercial Bank Ltd.                                                             122,512              43,807
Azgard Nine Ltd.                                                                        834,500             325,588
Bank AL Habib Ltd.                                                                       82,810              36,129
Bank Alfalah Ltd.                                                                       434,128             173,374
Bank of Punjab(a)                                                                       120,243              38,078
D.G. Khan Cement Co., Ltd.                                                              278,000             139,551
EFU General Insurance Ltd.                                                               53,500             111,636
Engro Chemical Pakistan Ltd.                                                            170,000             392,010
Fauji Cement Co., Ltd.(a)                                                               321,500              28,350
Fauji Fertilizer Bin Qasim Ltd.                                                         141,000              41,364
Fauji Fertilizer Co., Ltd.                                                              147,000             187,749
Faysal Bank Ltd.                                                                        115,000              35,169
GlaxoSmithKline Pakistan Ltd.                                                            10,375              14,412
Hub Power Co., Ltd.                                                                   2,863,500             785,313
ICI Pakistan Ltd.                                                                        52,500              84,153
Indus Motor Co., Ltd.                                                                   112,000             205,107
Kot Addu Power Co., Ltd.                                                                137,500              70,288
Lucky Cement Ltd.(a)                                                                    219,500             162,051
Muslim Commercial Bank Ltd.                                                             614,925           1,852,633
National Bank of Pakistan                                                               212,639             252,775
National Refinery Ltd.                                                                   19,200              48,099
NIB Bank Ltd.(a)                                                                        337,557              36,452
Nishat Chunian Ltd.                                                                     260,000              42,464
Nishat Mills Ltd.                                                                       290,300             173,290
Oil & Gas Development Co., Ltd.                                                         741,000             893,856
Pak Suzuki Motor Co., Ltd.                                                               69,450              74,367
Pakistan Oil Fields Ltd.                                                                 83,500             259,837
Pakistan Petroleum Ltd.                                                                 281,820             697,437
Pakistan State Oil Co., Ltd.                                                             60,000             214,689
Pakistan Telecommunication Co., Ltd.                                                  1,566,000             632,187
PICIC Insurance Ltd.(a)                                                                   3,578                 548
Shell Pakistan Ltd.                                                                      15,625              61,963
Standard Chartered Bank Pakistan Ltd.(a)                                                118,250              24,028
SUI Northern Gas Pipelines Ltd.                                                         585,700             235,103
SUI Southern Gas Co., Ltd.                                                              891,000             258,475
Telecard Ltd.(a)                                                                        517,000              24,446
United Bank Ltd.                                                                        348,500             303,963
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,287,745
-------------------------------------------------------------------------------------------------------------------

Peru -- 1.6%
-------------------------------------------------------------------------------------------------------------------
Alicorp SA                                                                            1,589,463      $    1,133,993
Cementos Lima SA                                                                         10,211             116,800
Cia de Minas Buenaventura SA                                                             82,880           1,963,571
Cia de Minas Buenaventura SA (ADR)                                                       40,976             962,117
Cia Minera Atacocha SA (Class 'B' Shares) (PFD Shares)                                  129,655             137,007
Cia Minera Milpo SA                                                                     613,278           1,485,984
Credicorp Ltd.                                                                           72,100           4,483,185
Edegel SA                                                                             2,023,411           1,082,693
Empresa Agroindustrial Casa Grande SA(a)                                                 78,200             130,268
Ferreyros SA                                                                            484,721             513,839
Grana y Montero SA                                                                      439,692             537,130
Luz del Sur SAA                                                                          83,400             105,250
Minsur SA                                                                               353,485             682,821
Sociedad Minera Cerro Verde SA                                                           47,600             913,920
Sociedad Minera el Brocal SA                                                             45,100             455,326
Southern Copper Corp.                                                                   195,294           3,732,189
Volcan Cia Minera SA (Class 'B' Shares)                                                 592,030             458,243
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   18,894,336
-------------------------------------------------------------------------------------------------------------------

Philippines -- 2.1%
-------------------------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                                        12,558,000      $    1,900,546
Alliance Global Group, Inc.(a)                                                        2,145,000             161,477
Altlas Consolidated Mining & Development Corp.(a)                                       765,000             173,895
Ayala Corp.                                                                             138,032             874,207
Ayala Land, Inc.                                                                      5,263,008           1,059,791
Banco De Oro                                                                          1,273,000           1,058,343
Bank of the Philippine Islands                                                        1,458,076           1,439,607
Benpres Holdings Corp.(a)                                                            14,870,000             468,322
Filinvest Land, Inc.                                                                 16,105,546             223,348
First Gen Corp.(a)                                                                      190,000              75,541
First Philippine Holdings Corp.                                                         274,000             117,615
Globe Telecom, Inc.                                                                      17,000             375,497
Holcim Philippines, Inc.                                                              4,124,000             521,389
International Container Terminal Services, Inc.                                       1,193,000             664,865
JG Summit Holding, Inc.                                                               7,774,200           1,153,540
Jollibee Foods Corp.                                                                    675,000             732,074
Manila Electric Co.                                                                     791,214           1,023,527
Manila Water Co.                                                                        477,100             170,332
Megaworld Corp.                                                                       8,560,000             266,273
Metropolitan Bank & Trust Co.                                                         1,054,875             766,794
Philex Mining Corp.                                                                   1,500,000             234,399
Philippine Long Distance Telephone Co.                                                  114,060           6,566,017
PNOC Energy Development Corp.                                                         2,541,000             221,324
Robinsons Land Corp.                                                                    860,000             141,421
San Miguel Corp. (Class 'B' Shares)                                                   1,983,600           2,483,697
SM Investments Corp.                                                                    166,832             934,835
SM Prime Holdings, Inc.                                                               3,442,040             619,586
Universal Robina Corp.                                                                  950,000             193,358
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   24,621,620
-------------------------------------------------------------------------------------------------------------------

Poland -- 3.2%
-------------------------------------------------------------------------------------------------------------------
Agora SA                                                                                 87,773      $    1,004,880
AmRest Holdings NV(a)                                                                     9,400             227,393
Bank Handlowy w Warszawie SA                                                             16,500             437,680
Bank Millennium SA                                                                      196,243             519,550
Bank Pekao SA                                                                            50,645           3,655,574
Bank Przemyslowo-Handlowy BPH(a)                                                          3,226              93,658
Bank Zachodni WBK SA                                                                     10,450             672,899
Bioton SA(a)                                                                          4,405,767             856,645
BRE Bank SA(a)                                                                            4,000             527,640
Budimex SA(a)                                                                             9,900             297,776
Cersanit-Krasnystaw SA(a)                                                                80,000             555,091
Ciech SA                                                                                  8,500             182,989
Cinema City International NV(a)                                                          19,500             166,357
ComArch SA(a)                                                                             4,100             124,228
ComputerLand SA(a)                                                                       10,172              97,100
Debica SA                                                                                 5,700             163,983
Dom Development SA                                                                        8,250              97,244
Echo Investment SA(a)                                                                   240,000             408,181
Eurocash SA                                                                              35,303             151,157
Getin Holding SA(a)                                                                     170,866             649,609
Globe Trade Centre SA(a)                                                                 60,031             551,573
Grupa Kety SA                                                                             2,600              85,706
Grupa Lotos SA(a)                                                                        17,767             200,608
ING Bank Slaski SA w Katowicach                                                           1,800             387,117
KGHM Polska Miedz SA                                                                     58,290           1,234,668
KGHM Polska Miedz SA (GDR)                                                               11,300             474,600
LPP SA(a)                                                                                   162             102,607
Mostostal Zabrze - Holding SA(a)                                                         87,000             207,834
Mostostal-Export SA(a)                                                                  196,313             177,789
Mostostal-Warszawa SA(a)                                                                 10,400             223,483
Netia SA(a)                                                                             337,600             371,418
NG2 SA(a)                                                                                12,000             201,844
Orbis SA                                                                                 60,680           1,356,396
PBG SA(a)                                                                                10,539           1,021,376
Polimex Mostostal SA                                                                    499,300             948,424
Polish Oil & Gas                                                                        423,715             584,355
Polnord SA(a)                                                                             6,800             146,362
Polska Grupa Farmaceutyczna SA(a)                                                         9,000             145,480
Polski Koncern Miesny Duda SA(a)                                                         48,000              57,765
Polski Koncern Naftowy Orlen SA                                                         165,246           2,385,794
Powszechna Kasa Oszczednosci Bank Polski SA                                             250,862           4,597,780
Przedsiebiorstwo Eksportu i Importu KOPEX SA(a)                                          22,700             222,566
Softbank SA                                                                              77,624           2,017,900
Telekomunikacja Polska SA                                                               505,806           4,824,595
Telekomunikacja Polska SA (GDR)(144A)                                                    76,100             720,104
Telekomunikacja Polska SA (GDR)                                                         169,000           1,599,179
TVN SA                                                                                  212,407           1,597,741
Zaklad Przetworstwa Hutniczego Stalprodukt SA                                             1,000             225,749
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   37,560,447
-------------------------------------------------------------------------------------------------------------------

Qatar -- 1.5%
-------------------------------------------------------------------------------------------------------------------
Barwa Real Estate Co.                                                                    45,543      $      739,006
Commercial Bank of Qatar                                                                 55,532           1,566,783
Doha Bank Ltd.                                                                           43,119             660,789
First Finance Co.(a)                                                                     94,245             844,362
Industries Qatar                                                                         31,307           1,220,208
Masraf Al Rayan                                                                         193,600             999,500
Qatar Electricity & Water Co.                                                            25,200             684,410
Qatar Fuel                                                                               10,000             460,609
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)                                              301,056           2,490,637
Qatar Insurance Co.                                                                       8,400             388,701
Qatar International Islamic Bank(a)                                                      32,210             809,341
Qatar Islamic Bank                                                                       54,215           1,813,569
Qatar National Bank                                                                      33,696           1,711,635
Qatar National Navigation                                                                41,559           1,289,624
Qatar Real Estate Investment Co.(a)                                                      18,000             254,797
Qatar Shipping Co.                                                                       22,160             319,488
Qatar Telecom QSC                                                                        29,465           1,178,678
Salam International Investment Co., Ltd.(a)                                              39,150             159,116
United Development Co.                                                                   30,700             413,099
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   18,004,352
-------------------------------------------------------------------------------------------------------------------

Romania -- 0.6%
-------------------------------------------------------------------------------------------------------------------
Antibiotice SA                                                                        1,248,900      $      472,548
Banca Transilvania(a)                                                                 2,003,351           1,979,100
Biofarm Bucuresti(a)                                                                  1,180,000              67,610
BRD-Group Societe Generale                                                              571,200           2,492,520
Impact SA(a)                                                                          5,425,906             190,672
Rompetrol Rafinare SA(a)                                                             10,428,000             159,244
SNP Petrom SA                                                                        13,267,106           1,604,141
Transelectrica SA                                                                        59,000             385,916
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    7,351,751
-------------------------------------------------------------------------------------------------------------------

Russia -- 5.2%
-------------------------------------------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                                                 100,000      $      245,888
AvtoVAZ                                                                               2,100,000             959,547
Cherepovets MK Severstal                                                                 38,104             394,765
Comstar United Telesystems (GDR)                                                         77,000             385,000
CTC Media, Inc.(a)                                                                       37,000             555,000
Evraz Group SA (GDR)(144A)                                                               10,500             404,520
Federal Grid Co. Unified Energy System JSC(a)                                        37,310,160             242,516
Gazprom Neft                                                                             77,000             324,550
Holding MRSK OAO(a)                                                                   3,209,400             192,564
Holding MRSK OAO (PDF Shares)(a)                                                        527,000              15,810
Irkutskenergo (ADR)                                                                      13,500             256,500
JSC MMC Norilsk Nickel (ADR)                                                            173,800           2,389,265
JSC Scientific Production Corp. Irkut (ADR)                                              18,333             164,997
Kuzbassenergo(a)                                                                      2,581,110              13,267
LUKOIL (ADR)                                                                             93,600           5,535,080
Magadanenergo(a)                                                                      1,000,000              30,250
Mobile TeleSystems                                                                      201,000           1,760,314
Mobile TeleSystems (ADR)                                                                 40,600           2,274,006
Mosenergo(a)                                                                          2,840,462             147,704
Mosenergo (ADR)(a)                                                                       12,900              58,050
NovaTek OAO (GDR)(144A)                                                                  30,400           1,386,999
Novolipetsk Steel (GDR)                                                                  15,100             280,407
Novolipetsk Steel (GDR)(144A)                                                            10,000             188,560
OAO Gazprom                                                                             944,106           7,378,723
OAO Gazprom (ADR)                                                                       353,600          11,182,739
OAO Inter Rao Ues(a)                                                                154,564,289              69,554
OAO Rosneft Oil Co.                                                                     242,600           1,631,116
OAO Rosneft Oil Co. (GDR)                                                               295,000           2,015,556
OAO TGK-1(a)                                                                        141,157,938              49,405
OAO TGK-10(a)                                                                               345                 578
OAO TGK-13(a)                                                                         6,362,374              14,837
OAO TMK (GDR)(144A)                                                                      10,400             258,960
OGK-1(a)                                                                              3,551,804              99,575
OGK-2(a)                                                                              1,848,969              32,253
OGK-3                                                                                 1,518,936              47,965
OGK-4 OJSC(a)                                                                         3,793,107             168,368
Polyus Gold (ADR)                                                                        22,784             355,430
RAO Energy System of East OAO(a)                                                      3,209,400              16,849
RAO Energy System of East OAO (PDF Shares)(a)                                           527,000               2,108
Rostelecom                                                                               75,000             530,020
Rostelecom (ADR)                                                                          5,200             226,408
RusHydro(a)                                                                          12,749,189             408,943
Sberbank                                                                              3,455,760           3,556,578
Sberbank (GDR)(144A)                                                                      8,042           1,238,468
Sberbank (PFD Shares)                                                                   433,000             418,122
Sistema JSFC                                                                            295,000             207,975
Sistema JSFC (GDR)                                                                       19,000             314,490
Surgutneftegaz (ADR)                                                                    365,000           1,910,191
Surgutneftegaz (ADR) (PFD Shares)                                                       245,000             784,000
Tatneft (GDR)                                                                            13,350             972,913
TGC-5 JSC(a)                                                                          6,561,301               1,312
TGC-6(a)                                                                             56,583,629              13,241
TGK-2(a)                                                                             47,933,134              40,887
TGK-4(a)                                                                             58,575,771              56,116
TGK-8(a)                                                                              1,254,469               1,724
TGK-9(a)                                                                            248,601,583              24,114
TGK-11(a)                                                                             3,209,400              17,870
TGK-11 (PFD Shares)(a)                                                                  527,000               2,934
TGK-14(a)                                                                            35,862,954               7,388
Transneft                                                                                   200             132,186
United Heavy Machinery Uralmash-Izhora Group(a)                                          44,500             228,699
Uralsvyazinform (ADR)                                                                     6,329              21,772
Vimpel-Communications (ADR)                                                             109,900           2,230,970
Volga Territorial Generation Co.(a)                                                   1,234,639              33,603
VTB Bank OJSC (GDR)(144A)                                                               396,000           1,629,187
WGC-6                                                                                 2,154,845              42,119
Wimm-Bill-Dann Foods OJSC (ADR)(a)                                                       49,500           3,514,500
X5 Retail Group NV (GDR)(a)                                                              46,800           1,009,565
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   61,105,870
-------------------------------------------------------------------------------------------------------------------

Slovenia -- 0.7%
-------------------------------------------------------------------------------------------------------------------
Gorenje DD                                                                               17,044      $      610,140
Istrabenz                                                                                 1,196             104,307
KRKA DD                                                                                  39,451           4,223,232
Luka Koper                                                                               11,278             685,400
Mercator Poslovni Sistem                                                                    709             203,522
Petrol                                                                                      872             541,141
Sava DD                                                                                     678             309,680
Telekom Slovenije DD                                                                      5,478           1,541,997
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    8,219,419
-------------------------------------------------------------------------------------------------------------------

South Africa -- 6.5%
-------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                          51,073      $      677,185
Adcock Ingram Holdings Ltd.(a)                                                           72,016             293,086
Adcorp Holdings Ltd.                                                                     33,900             116,081
AECI Ltd.                                                                                25,300             188,986
African Bank Investments Ltd.                                                           288,115             890,102
African Oxygen Ltd. (AFROX)                                                              32,000             107,781
African Rainbow Minerals Ltd.                                                            17,000             326,710
Allied Electronics Corp. Ltd.                                                            23,200              91,691
Allied Electronics Corp. Ltd. (PFD Shares)(a)                                           136,400             500,932
Allied Technologies Ltd.                                                                 14,300              87,023
Anglo Platinum Ltd.                                                                      17,600           1,605,545
AngloGold Ashanti Ltd.                                                                   24,034             558,573
AngloGold Ashanti Ltd. (ADR)                                                             25,699             593,647
ApexHi Properties Ltd. (Class 'B' Shares)                                                42,300              82,628
Argent Industrial Ltd.                                                                   45,100              56,110
Aspen Pharmacare Holdings Ltd.(a)                                                       191,910             996,305
Astral Foods Ltd.                                                                        26,100             305,986
Aveng Ltd.                                                                              259,590           1,983,233
AVI Ltd.                                                                                228,000             414,783
Barloworld Ltd.                                                                         171,800           1,346,694
Bell Equipment Ltd.                                                                      28,200              86,068
Bidvest Group Ltd.                                                                      280,697           3,593,148
Business Connexion Group                                                                 19,400              10,313
DataTec Ltd.(a)                                                                         156,700             486,582
Discovery Holdings Ltd.                                                                 160,754             421,128
Distribution & Warehousing Network Ltd.(a)                                               61,700              98,087
ElementOne Ltd.(a)                                                                       61,978              89,523
FirstRand Ltd.                                                                          683,385           1,407,742
Foschini Ltd.                                                                           104,323             505,542
Freeworld Coatings Ltd.                                                                 110,200             105,218
Gold Fields Ltd.                                                                        148,280           1,431,547
Grindrod Ltd.                                                                           130,400             284,867
Group Five Ltd.                                                                          76,500             530,756
Growthpoint Properties Ltd.                                                             479,900             797,588
Harmony Gold Mining Co., Ltd.(a)                                                         53,100             520,066
Highveld Steel & Vanadium Corp. Ltd.                                                      8,300             132,285
Hulamin Ltd.                                                                              8,400              17,385
Hyprop Investments Ltd.                                                                  65,400             312,306
Illovo Sugar Ltd.                                                                        51,000             154,155
Impala Platinum Holdings Ltd.                                                           184,768           3,773,453
Investec Ltd.                                                                            16,500              96,580
JSE Ltd.                                                                                 45,700             301,754
Kumba Iron Ore Ltd.                                                                      18,900             441,019
Kumba Resources Ltd.                                                                     24,000             251,781
Lewis Group Ltd.                                                                         39,800             194,716
Liberty Group Ltd.                                                                       52,100             427,441
Massmart Holdings Ltd.                                                                   99,600             912,172
Medi-Clinic Corp. Ltd.                                                                  146,900             323,375
Merafe Resources Ltd.(a)                                                                392,000              66,991
Metorex Ltd.(a)                                                                          55,000              87,627
Metropolitan Holdings Ltd.                                                              180,600             243,743
Mittal Steel South Africa Ltd.                                                           52,400           1,057,870
Mondi Ltd.                                                                               36,800             201,166
Mr. Price Group Ltd.                                                                    188,400             513,412
MTN Group Ltd.                                                                          854,880          12,067,643
Murray & Roberts Holdings Ltd.                                                          267,200           3,139,613
Mvelaphanda Group Ltd.                                                                  295,100             200,496
Nampak Ltd.                                                                              65,700             112,211
Naspers Ltd. (Class 'N' Shares)                                                         186,276           3,680,689
Nedbank Group Ltd.                                                                      104,283           1,320,956
Netcare Ltd.(a)                                                                         395,900             398,684
New Clicks Holdings Ltd.                                                                218,200             415,378
Northam Platinum Ltd.                                                                    34,000             187,526
Palabora Mining Co., Ltd.                                                                10,600             108,861
Pangbourne Properties Ltd.                                                              248,750             385,881
Pick'n Pay Holdings Ltd.                                                                125,270             192,690
Pick'n Pay Stores Ltd.                                                                  152,660             551,304
Pretoria Portland Cement Co., Ltd.                                                      156,048             595,313
PSG Group Ltd.                                                                           50,000              96,255
Raubex Group Ltd.                                                                       111,200             416,297
Remgro Ltd.                                                                             123,505           2,859,320
Reunert Ltd.                                                                            150,400           1,059,806
RMB Holdings Ltd.                                                                       249,000             798,705
Sanlam Ltd.                                                                             618,590           1,332,200
Santam Ltd.                                                                              27,610             298,918
Sappi Ltd.                                                                               42,120             413,499
Sasol Ltd.                                                                              131,136           5,599,241
Shoprite Holdings Ltd.                                                                  166,153             945,150
Spar Group Ltd.                                                                          79,260             488,946
Standard Bank Group Ltd.                                                                208,850           2,401,492
Steinhoff International Holdings Ltd.                                                   572,800           1,100,909
Sun International Ltd.                                                                   51,756             570,521
Super Group Ltd.(a)                                                                     130,000              52,935
Telkom South Africa Ltd.                                                                 90,000           1,152,014
Tiger Brands Ltd.                                                                        72,016           1,206,850
Tongaat-Hulett                                                                           25,322             220,545
Trencor Ltd.                                                                             25,400              64,926
Truworths International Ltd.                                                            115,241             410,496
Wilson Bayly Holmes-Ovcon Ltd.                                                           43,380             768,761
Woolworths Holdings Ltd.                                                                 98,942             141,458
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   76,856,976
-------------------------------------------------------------------------------------------------------------------

South Korea -- 6.6%
-------------------------------------------------------------------------------------------------------------------
Amorepacific Corp.                                                                          783      $      423,376
Cheil Communications, Inc.                                                                  866             162,576
Cheil Industries, Inc.                                                                   10,900             478,820
CJ CheilJedang Corp.(a)                                                                   2,067             336,090
CJ Corp.(a)                                                                               3,823             151,240
Daegu Bank                                                                               31,300             279,562
Daelim Industrial Co., Ltd.                                                               5,500             341,698
Daesang Corp.                                                                            29,700             200,465
Daewoo Engineering & Construction Co., Ltd.                                              12,480             144,258
Daewoo International Corp.                                                                9,900             260,383
Daewoo Motor Sales Corp.                                                                  5,000              91,821
Daewoo Securities Co., Ltd.                                                              26,100             384,565
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                       20,200             509,895
Daishin Securities Co.                                                                   14,000             221,877
DC Chemical Co., Ltd.                                                                     3,180             874,330
Dong-A Pharmaceutical Co., Ltd.                                                           1,950             163,047
Dongbu Insurance Co., Ltd.                                                                9,910             229,196
Dongkuk Steel Mill Co., Ltd.                                                              9,400             290,293
Doosan Corp.(a)                                                                           4,600             462,884
Doosan Heavy Industries & Construction Co., Ltd.                                          9,174             685,247
Doosan Infracore Co., Ltd.                                                               14,250             234,086
GLOVIS Co., Ltd.                                                                          3,250             185,402
GS Engineering & Construction Corp.                                                       6,000             484,539
GS Holdings Corp.                                                                        10,154             261,191
Hana Financial Group, Inc.                                                               38,255             899,658
Hanarotelecom, Inc.(a)                                                                   44,200             234,646
Hanil Cement Co., Ltd.                                                                    1,200              75,562
Hanjin Shipping Co., Ltd.                                                                12,900             300,331
Hanjin Transportation Co., Ltd.                                                           3,200             116,857
Hankook Tire Co., Ltd.                                                                   17,560             246,393
Hanmi Pharm Co., Ltd.                                                                     1,628             160,427
Hansol Paper Co., Ltd.(a)                                                                 7,700             102,650
Hanwha Chemical Corp.                                                                    37,820             350,545
Hanwha Corp.                                                                             17,300             660,121
Hanwha Securities Co., Ltd.                                                              40,000             280,073
Hite Brewery Co., Ltd.(a)                                                                   861             156,941
Honam Petrochemical Corp.                                                                 2,600             149,839
Hotel Shilla Co., Ltd.                                                                   12,750             170,851
Hynix Semiconductor, Inc.(a)                                                             41,910             694,472
Hyosung Corp.                                                                             8,400             444,875
Hyundai Department Store Co., Ltd.                                                        3,900             303,254
Hyundai Development Co.                                                                  12,300             459,442
Hyundai Engineering & Construction Co., Ltd.                                             10,500             629,846
Hyundai Heavy Industries Co., Ltd.                                                        6,627           1,534,174
Hyundai Marine & Fire Insurance Co., Ltd.                                                15,450             250,452
Hyundai Merchant Marine Co., Ltd.                                                        19,000             612,359
Hyundai Mipo Dockyard Co., Ltd.                                                           1,760             257,754
Hyundai Mobis                                                                            12,600             976,000
Hyundai Motor Co.                                                                        32,690           2,045,719
Hyundai Motor Co. (PFD Shares)                                                           12,900             278,396
Hyundai Steel Co.                                                                        15,700             787,683
Industrial Bank of Korea                                                                 33,900             410,136
Kangwon Land, Inc.                                                                       36,658             447,702
KB Financial Group, Inc.(a)                                                              18,084             826,258
KCC Corp.                                                                                   950             296,339
Kia Motors Corp.(a)                                                                      37,300             466,527
Kookmin Bank (ADR)                                                                       47,877           2,139,364
Korea Electric Power Corp.                                                               90,720           2,283,013
Korea Exchange Bank                                                                      48,490             450,337
Korea Express Co., Ltd.(a)                                                                7,712             624,719
Korea Gas Corp.                                                                          11,800             679,948
Korea Investment Holdings Co., Ltd.                                                       5,900             161,388
Korea Line Corp.                                                                          2,320             302,878
Korea Zinc Co., Ltd.                                                                      2,300             186,031
Korean Air Lines Co., Ltd.                                                               16,966             540,033
Korean Reinsurance Co.                                                                   22,500             176,982
KT Corp.                                                                                 72,930           2,518,269
KT Freetel Co., Ltd.(a)                                                                  28,600             708,750
KT&G Corp.                                                                               27,980           2,088,346
KTB Securities Co., Ltd.(a)                                                              80,000             371,846
LG Chem Ltd.                                                                             10,515             825,018
LG Chem Ltd. (GDR)(144A)                                                                  9,240             351,778
LG Corp.                                                                                 15,200             791,485
LG Dacom Corp.                                                                           22,300             396,092
LG Display Co., Ltd.                                                                     19,700             501,759
LG Electronics, Inc.                                                                     17,096           1,581,871
LG Electronics, Inc. (PFD Shares)                                                         3,600             145,342
LG Household & Health Care Ltd.                                                           2,300             384,643
LG Life Sciences Ltd.(a)                                                                  3,500             150,118
LG Telecom Ltd.                                                                          60,350             503,611
LIG Insurance Co., Ltd.                                                                  14,790             309,836
Lotte Shopping Co., Ltd.                                                                  1,831             416,556
LS Cable Ltd.                                                                             3,500             237,192
LS Industrial Systems Co., Ltd.                                                           4,500             187,619
Macquarie Korea Infrastructure Fund                                                      47,700             221,318
MegaStudy Co., Ltd.                                                                         630              95,957
Meritz Fire & Marine Insurance Co., Ltd.                                                 26,400             186,378
Namhae Chemical Corp.                                                                     7,000             133,156
NCsoft Corp.                                                                              5,300             191,240
NHN Corp.(a)                                                                              5,558             712,937
Nong Shim Co., Ltd.                                                                       1,100             202,029
ORION Corp.                                                                               1,000             162,590
Pacific Corp.                                                                             2,641             271,440
POSCO                                                                                    14,800           5,552,065
Pusan Bank                                                                               20,500             185,183
S-Oil Corp.                                                                              12,572             724,149
S1 Corp.                                                                                  3,630             184,928
Samchully Co., Ltd.                                                                       1,300             166,524
Samsung Card Co., Ltd.                                                                    5,600             191,026
Samsung Corp.                                                                            13,630             604,066
Samsung Electro-Mechanics Co., Ltd.                                                      16,480             525,660
Samsung Electronics Co., Ltd.                                                            16,510           7,565,763
Samsung Electronics Co., Ltd. (PFD Shares)                                                3,889           1,226,353
Samsung Engineering Co., Ltd.                                                             2,300             143,257
Samsung Fine Chemicals Co., Ltd.                                                          4,300             192,777
Samsung Fire & Marine Insurance Co., Ltd.                                                 7,734           1,353,884
Samsung Heavy Industries Co., Ltd.                                                       30,100             801,485
Samsung SDI Co., Ltd.(a)                                                                  5,500             401,791
Samsung Securities Co., Ltd.                                                              9,222             583,109
Samsung Techwin Co., Ltd.                                                                 8,240             182,788
Shinhan Financial Group Co., Ltd.                                                        76,150           2,724,464
Shinsegae Co., Ltd.                                                                       2,391           1,128,507
SK Chemicals Co., Ltd.                                                                    3,200              89,129
SK Energy Co., Ltd.                                                                      14,271           1,081,278
SK Holdings Co., Ltd.                                                                     4,141             385,595
SK Networks Co., Ltd.(a)                                                                 13,500             136,502
SK Securities Co., Ltd.                                                                 470,000             829,460
SK Telecom Co., Ltd.                                                                     10,540           1,804,164
SK Telecom Co., Ltd. (ADR)                                                               65,326           1,229,435
STX Pan Ocean Co., Ltd.                                                                 368,910             515,716
Taekwang Industrial Co., Ltd.                                                               180             143,469
Taihan Electric Wire Co., Ltd.                                                            8,600             215,270
Tong Yang Major Corp.(a)                                                                 21,700              87,077
Woongjin Coway Co., Ltd.                                                                  9,870             249,133
Woori Finance Holdings Co., Ltd.                                                         26,400             271,042
Woori Investment & Securities Co., Ltd.                                                  14,700             230,089
Yuhan Corp.                                                                               2,049             367,487
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   77,747,617
-------------------------------------------------------------------------------------------------------------------

Taiwan -- 5.6%
-------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                              388,961      $      662,976
Advanced Semiconductor Engineering, Inc.                                                579,062             295,428
Advanced Semiconductor Engineering, Inc. (ADR)                                           32,475              82,487
Advantech Co., Ltd.                                                                      49,615              95,790
Altek Corp.                                                                             133,534             140,841
Ambassador Hotel                                                                        221,000             243,558
Asia Cement Corp.                                                                       514,941             458,579
Asia Optical Co., Inc.                                                                   73,182              99,442
Asustek Computer, Inc.                                                                  619,872           1,228,087
AU Optronics Corp.                                                                      760,724             861,324
AU Optronics Corp. (ADR)                                                                 32,771             372,279
BES Engineering Corp.                                                                   654,000             128,022
Catcher Technology Co., Ltd.                                                             38,139             122,641
Cathay Financial Holding Co., Ltd.                                                    1,414,110           1,954,705
Cathay Real Estate Development Co., Ltd.                                                165,000              46,569
Chang Hwa Commercial Bank                                                               745,000             380,701
Cheng Shin Rubber Industry Co., Ltd.                                                    474,087             569,578
Cheng Uei Precision Industry Co., Ltd.                                                   26,597              47,196
Chi Mei Optoelectronics Corp.                                                           590,834             389,430
China Airlines(a)                                                                       504,623             109,636
China Development Financial Holding Corp.                                             1,946,728             590,870
China Motor Corp.                                                                       148,930              50,357
China Steel Corp.                                                                     2,126,555           2,127,615
Chinatrust Financial Holding Co., Ltd.                                                1,963,533           1,078,655
Chunghwa Picture Tubes Ltd.                                                           1,309,000             208,434
Chunghwa Telecom Co., Ltd.                                                            2,027,100           4,773,585
Chunghwa Telecom Co., Ltd. (ADR)                                                         49,163           1,163,688
CMC Magnetics Corp.(a)                                                                  370,000              74,221
Compal Electronics, Inc.                                                                568,363             416,752
Coretronic Corp.                                                                         85,312              72,716
D-Link Corp.                                                                             96,132              83,209
Delta Electronics, Inc.                                                                 216,984             568,972
Dynapack International Technology Corp.                                                  61,518             168,034
E.Sun Financial Holding Co., Ltd.                                                       639,623             173,018
Elan Microelectronics Corp.                                                             141,000              95,989
Epistar Corp.                                                                            50,439              68,521
EVA Airways Corp.(a)                                                                    736,032             187,308
Evergreen International Storage & Transport Corp.                                       266,000             129,965
Evergreen Marine Corp.                                                                  754,292             344,737
Everlight Electronics Co., Ltd.                                                          46,075              96,647
Far Eastern Department Stores Ltd.                                                      355,600             234,536
Far Eastern International Bank(a)                                                       212,338              41,433
Far Eastern Textile Ltd.                                                                587,461             416,332
Far EasTone Telecommunications Co., Ltd.                                              1,012,364           1,298,832
Faraday Technology Corp.                                                                111,097             117,450
Farglory Land Development Co., Ltd.                                                         919                 913
First Financial Holding Co., Ltd.                                                       827,948             518,998
First Steamship Co., Ltd.                                                               108,000             127,942
Formosa Chemicals & Fibre Corp.                                                         595,160           1,033,913
Formosa International Hotels Corp.                                                       20,900             233,150
Formosa Petrochemical Corp.                                                             956,460           2,225,410
Formosa Plastics Corp.                                                                  899,941           1,463,484
Formosa Taffeta Co., Ltd.                                                               545,000             351,668
Foxconn Technology Co., Ltd.                                                             59,645             195,356
Fubon Financial Holding Co., Ltd.                                                       884,000             640,356
Fuhwa Financial Holdings Co., Ltd.                                                    1,547,030             857,011
Giant Manufacturing Co., Ltd.                                                           134,400             336,696
Great Wall Enterprise Co., Ltd.                                                         203,570             187,649
HannStar Display Corp.                                                                1,131,308             251,362
High Tech Computer Corp.                                                                113,027           1,756,149
Highwealth Construction Corp.                                                           199,528             111,003
Hon Hai Precision Industry Co., Ltd.                                                    896,215           3,213,311
Hotai Motor Co., Ltd.                                                                    98,000             210,631
Hua Nan Financial Holdings Co., Ltd.                                                    772,140             480,616
Innolux Display Corp.                                                                   375,100             503,456
Inventec Co., Ltd.                                                                      252,252             124,031
KGI Securities Co., Ltd.                                                                595,000             229,810
King Yuan Electronics Co., Ltd.                                                         145,910              49,730
Kinsus Interconnect Technology Corp.                                                     56,280              78,894
Largan Precision Co., Ltd.                                                               44,159             463,679
Lite-On Technology Corp.                                                                368,604             322,355
Macronix International Co., Ltd.                                                        460,430             135,191
MediaTek, Inc.                                                                          146,579           1,521,518
Mega Financial Holding Co., Ltd.                                                      1,290,000             592,153
Merida Industry Co., Ltd.                                                               140,000             226,998
Mitac International Corp.                                                               129,073              62,692
Mosel Vitelic, Inc.(a)                                                                  164,800              63,741
Motech Industries, Inc.                                                                  37,945             171,094
Nan Kang Rubber Tire Co., Ltd.                                                          400,400             302,318
Nan Ya Plastics Corp.                                                                 1,163,610           1,726,013
Nan Ya Printed Circuit Board Corp.                                                       22,581              70,580
Nanya Technology Corp.(a)                                                               558,319             130,396
Novatek Microelectronics Corp. Ltd.                                                      51,223              76,573
Pan-International Industrial Co., Ltd.                                                  133,350             158,874
Phison Electronics Corp.                                                                 33,421              85,630
PixArt Imaging, Inc.                                                                     11,440              41,249
Polaris Securities Co., Ltd.                                                            337,295             134,253
Pou Chen Corp.                                                                        1,265,887             783,656
Powerchip Semiconductor Corp.(a)                                                            153                  24
Powertech Technology, Inc.                                                               54,395             121,099
President Chain Store Corp.                                                             545,000           1,608,295
ProMOS Technologies, Inc.(a)                                                          1,055,000             109,716
Quanta Computer, Inc.                                                                   368,659             462,224
Realtek Semiconductor Corp.                                                              54,540              92,932
RichTek Technology Corp.                                                                 24,035             130,234
Ruentex Development Co., Ltd.                                                           246,000             135,046
Ruentex Industries Ltd.                                                                 197,000             105,571
Shin Kong Financial Holding Co., Ltd.                                                   207,856              71,897
Siliconware Precision Industries Co.                                                    127,260             144,873
Siliconware Precision Industries Co. (ADR)                                               74,607             430,482
Simplo Technology Co., Ltd.                                                              44,000             145,167
Sincere Navigation                                                                      188,000             183,824
Sino-American Silicon Products, Inc.                                                     47,954             154,449
SinoPac Financial Holdings Co., Ltd.                                                  1,044,523             292,092
Solar Applied Materials Technology Corp.                                                 73,430             167,577
Synnex Technology International Corp.                                                   539,187             846,055
Tainan Spinning Co., Ltd.                                                               460,000             105,658
Taishin Financial Holdings Co., Ltd.                                                    725,001             143,577
Taiwan Business Bank(a)                                                                 345,539              85,206
Taiwan Cement Corp.                                                                     689,924             412,759
Taiwan Cooperative Bank                                                                 561,166             312,675
Taiwan Glass Industrial Corp.                                                           207,360             119,057
Taiwan Kolin Co., Ltd.                                                                  995,000              21,650
Taiwan Mobile Co., Ltd.                                                               1,402,281           2,250,016
Taiwan Semiconductor Manufacturing Co., Ltd.                                          3,928,233           6,594,630
Taiwan Tea Corp.(a)                                                                     419,000             138,215
Tatung Co., Ltd.(a)                                                                     766,000             167,384
Teco Electric & Machinery Co., Ltd.                                                     389,000             136,631
Teco Electric & Machinery Co., Ltd. (GDR)(144A)                                              42                 143
Transcend Information, Inc.                                                              60,876              98,793
Tripod Technology Corp.                                                                  48,336              92,892
U-Ming Marine Transport Corp.                                                           202,000             291,438
Uni-President Enterprises Corp.                                                       2,533,188           2,288,781
Unimicron Technology Corp.                                                              108,171              87,479
United Microelectronics Corp.                                                         1,053,361             339,641
United Microelectronics Corp. (ADR)                                                      93,397             182,124
Vanguard International Semiconductor Corp.                                              234,175              86,753
Via Technologies, Inc.(a)                                                               142,000              62,148
Walsin Lihwa Corp.                                                                    1,085,980             295,513
Wan Hai Lines Ltd.                                                                      577,500             259,510
Waterland Financial Holdings                                                            348,978              72,239
Winbond Electronics Corp.(a)                                                            338,000              41,513
Wistron Corp.                                                                           266,680             331,714
WPG Holdings Co., Ltd.                                                                  196,823             155,689
Yageo Corp.                                                                             303,000              61,376
Yang Ming Marine Transport                                                              667,916             233,427
Yuen Foong Yu Paper Manufacturing Co., Ltd.                                             321,873              83,713
Yulon Motor Co., Ltd.                                                                   525,420             290,005
Zinwell Corp.                                                                           179,486             254,910
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   66,420,463
-------------------------------------------------------------------------------------------------------------------

Thailand -- 3.0%
-------------------------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(b)                                                          1,092,400      $    2,598,647
Airports of Thailand Pcl(b)                                                             425,700             389,973
Amata Corp. Pcl(b)                                                                      225,600              58,333
Asian Property Development Pcl(b)                                                     1,841,000             266,575
Bangkok Bank Pcl                                                                        575,800           1,759,914
Bangkok Bank Pcl(b)                                                                     264,800             811,772
Bangkok Bank Pcl (NVDR)                                                                  35,000             106,976
Bangkok Dusit Medical Services Pcl(b)                                                   781,000             715,455
Bangkok Expressway Pcl(b)                                                               470,900             219,865
Bangkok Land Pcl(a)(b)                                                                4,038,900              42,967
Bank of Ayudhya Pcl                                                                   1,078,900             539,046
Bank of Ayudhya Pcl(b)                                                                  735,100             357,658
BankThai Pcl(a)(b)                                                                      643,800              28,537
Banpu Pcl(b)                                                                            135,800           1,217,284
BEC World Pcl(b)                                                                        975,300             613,886
Big C Supercenter Pcl(b)                                                                113,000             141,083
Bumrungrad Hospital Pcl(b)                                                              503,200             446,099
Cal-Comp Electronics (Thailand) Pcl(b)                                                1,800,000             173,404
Central Pattana Pcl(b)                                                                  540,700             263,639
Ch. Karnchang Pcl(b)                                                                    968,000             112,132
Charoen Pokphand Foods Pcl(b)                                                         5,627,300             675,143
CP Seven Eleven Pcl(b)                                                                2,166,800             691,532
Delta Electronics (Thailand) Pcl(b)                                                     934,670             439,162
Electricity Generating Pcl(b)                                                           189,500             356,858
G Steel Pcl(b)                                                                        3,786,500             140,987
Glow Energy Pcl(b)                                                                      407,100             336,844
Hana Microelectronics Pcl(b)                                                          1,084,100             426,079
IRPC Pcl(b)                                                                           3,989,000             478,586
Italian-Thai Development Pcl(b)                                                       7,788,600             851,590
Kasikornbank Pcl                                                                      1,026,000           1,944,469
Kiatnakin Bank Pcl(b)                                                                   125,000              65,566
Krung Thai Bank Pcl(b)                                                                2,016,100             396,190
Land & Houses Pcl                                                                     2,765,800             510,376
Land & Houses Pcl(b)                                                                  3,431,500             651,569
Loxley Pcl(a)(b)                                                                      2,001,400             125,383
Major Cineplex Group Pcl(b)                                                             754,100             213,929
MBK Pcl(b)                                                                               64,500             117,221
Minor International Pcl(b)                                                            2,009,374             595,271
Phatra Securities Pcl(b)                                                                108,600              72,849
Precious Shipping Pcl(b)                                                                622,500             277,770
PTT Aromatics & Refining Pcl(b)                                                         442,058             270,408
PTT Chemical Pcl(b)                                                                     127,289             218,167
PTT Exploration & Production Pcl(b)                                                     625,600           2,347,849
PTT Pcl(b)                                                                              452,300           3,314,728
Quality House Pcl(b)                                                                  4,710,000             222,695
Ratchaburi Electricity Generating Holding Pcl(b)                                        578,300             598,124
Saha-Union Pcl(b)                                                                        98,700              49,292
Sahaviriya Steel Industries Pcl(b)                                                    3,429,300              69,924
Samart Corp. Pcl(b)                                                                   1,606,500             282,467
Shin Corp. Pcl(b)                                                                       426,000             261,844
Siam Cement Pcl                                                                         178,900             681,596
Siam Cement Pcl(b)                                                                      183,700             732,855
Siam Cement Pcl (NVDR)                                                                   31,000             118,108
Siam City Bank Pcl(a)(b)                                                                896,500             251,677
Siam City Cement Pcl(b)                                                                  42,900             206,006
Siam Commercial Bank Pcl(b)                                                             722,800           1,521,853
Siam Makro Pcl(b)                                                                       157,600             381,891
Sino Thai Engineering & Construction Pcl(a)(b)                                        1,553,400             135,877
Thai Airways International Pcl(b)                                                       520,200             182,931
Thai Beverage Pcl                                                                     3,621,000             569,556
Thai Oil Pcl(b)                                                                         490,400             601,407
Thai Plastic & Chemicals Pcl(b)                                                         215,100             112,508
Thai Stanley Electric Pcl(b)                                                             26,000              84,515
Thai Union Frozen Products Pcl(b)                                                       583,000             337,671
Thanachart Capital Pcl(b)                                                               523,300             171,650
Thoresen Thai Agencies Pcl(b)                                                           359,900             273,860
Ticon Industrial Connection Pcl(b)                                                      191,400              68,155
TISCO Bank Pcl(b)                                                                       150,000              71,351
TMB Bank Pcl(a)(b)                                                                    3,870,000             114,362
Total Access Communication Pcl                                                          475,000             522,500
TPI Polene Pcl(a)(b)                                                                    305,500              28,889
True Corp. Pcl(a)(b)                                                                  3,934,500             354,617
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   35,389,952
-------------------------------------------------------------------------------------------------------------------

Turkey -- 3.3%
-------------------------------------------------------------------------------------------------------------------
Adana Cimento Sanayii TAS                                                                63,520      $      191,593
Akbank TAS                                                                              491,611           2,513,847
Akcansa Cimento AS                                                                       38,000             118,705
Akenerji Elektrik Uretim AS(a)                                                           33,055             255,149
Aksa Akrilik Kimya Sanayii AS(a)                                                        135,600             177,441
Aksigorta AS                                                                             99,300             337,838
Alarko Holding AS                                                                        87,849             150,850
Anadolu Anonim Turk Sigorta Sirketi                                                      76,824              61,331
Anadolu Cam Sanayii AS(a)                                                                60,819              76,273
Anadolu Efes Biracilik ve Malt Sanayii AS                                               197,748           2,028,348
Arcelik AS                                                                              132,983             371,322
Aselsan Elektronik Sanayi ve Ticaret AS                                                  30,400              90,140
Aygaz AS(a)                                                                             177,606             330,252
BIM Birlesik Magazalar AS                                                                38,148           1,181,973
Bursa Cimento Fabrikasi AS                                                               40,782             153,276
Cimsa Cimento Sanayi ve Ticaret AS                                                       64,400             247,559
Dogan Sirketler Grubu Holding AS(a)                                                     928,782           1,075,055
Dogan Yayin Holding AS(a)                                                               207,356             239,509
Dogus Otomotiv Servis ve Ticaret AS                                                      31,400              69,714
Eczacibasi Ilac Sanayi ve Ticaret AS                                                    121,500             108,249
Enka Insaat ve Sanayi AS                                                                333,663           2,250,960
Eregli Demir ve Celik Fabrikalari TAS                                                   530,994           2,667,561
Ford Otomotiv Sanayi AS                                                                  66,700             360,461
GSD Holding AS(a)                                                                       219,000             168,791
Haci Omer Sabanci Holding AS                                                            315,237           1,183,992
Hurriyet Gazetecilik ve Matbaacilik AS(a)                                               150,605             153,314
Ihlas Holding AS(a)                                                                     581,300             233,041
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class 'D' Shares)(a)                 373,700             229,747
KOC Holding AS(a)                                                                       782,246           2,363,804
Koza Davetiyeleri(a)                                                                    267,900             297,182
Migros Turk TAS                                                                          90,121           1,548,310
Net Holding AS(a)                                                                       180,000              71,423
Nortel Networks Netas Telekomunikasyon AS                                                 1,764              16,214
Petkim Petrokimya Holding AS(a)                                                          89,300             303,760
Petrol Ofisi AS(a)                                                                      117,378             473,009
Sekerbank TAS                                                                           118,600             171,744
Tofas Turk Otomobil Fabrikasi AS                                                        106,900             221,060
Trakya Cam Sanayii AS(a)                                                                314,028             309,388
Tupras-Turkiye Petrol Rafinerileri AS                                                   116,141           2,116,173
Turcas Petrolculuk AS                                                                    32,499             110,667
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                                          133,348             678,570
Turk Sise ve Cam Fabrikalari AS(a)                                                      419,506             512,318
Turk Telekomunikasyon AS(a)                                                             160,000             480,881
Turk Traktor ve Ziraat Makineleri AS                                                     17,700             107,864
Turkcell Iletisim Hizmetleri AS                                                         683,494           4,167,142
Turkcell Iletisim Hizmetleri AS (ADR)                                                    38,494             577,025
Turkiye Garanti Bankasi AS(a)                                                         1,278,874           3,023,116
Turkiye Halk Bankasi AS                                                                  75,000             333,888
Turkiye Is Bankasi                                                                      582,879           2,414,441
Turkiye Sinai Kalkinma Bankasi AS(a)                                                     99,998              79,974
Turkiye Vakiflar Bankasi TAO                                                             77,821             127,189
Ulker Gida Sanayi ve Ticaret AS                                                          89,129             186,683
Vestel Elektronik Sanayi ve Ticaret AS(a)                                                74,000              82,431
Yapi ve Kredi Bankasi AS(a)                                                             461,893             968,402
Yazicilar Holding AS                                                                     39,000             189,902
Zorlu Enerji Elektrik Uretim AS(a)                                                       36,100             121,037
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   39,079,888
-------------------------------------------------------------------------------------------------------------------

United Arab Emirates -- 1.5%
-------------------------------------------------------------------------------------------------------------------
Aabar Petroleum Investments Co. (PJSC)                                                  435,900      $      407,034
Abu Dhabi Commercial Bank                                                               344,700             313,427
Abu Dhabi National Hotels                                                               606,900             958,285
Air Arabia(a)                                                                           665,000             262,268
Aldar Properties (PJSC)                                                                 407,500             888,607
Arabtec Holding Co.                                                                     676,200           2,336,349
Aramex (PJSC)(a)                                                                      3,441,240           1,889,859
Dana Gas(a)                                                                           3,644,800           1,369,312
DP World Ltd.                                                                         1,104,740             784,365
Dubai Investments (PJSC)(a)                                                           1,019,760             832,016
Dubai Islamic Bank                                                                      747,774           1,174,843
Emaar Properties (PJSC)                                                               1,374,700           2,775,461
Emirates NBD (PJSC)                                                                     270,000             639,325
First Gulf Bank (PJSC)                                                                   92,000             399,483
National Bank of Abu Dhabi                                                               90,000             367,522
National Central Cooling Co. (Tabreed)(a)                                             1,399,431             592,034
Ras Al Khaimah Cement Co.(a)                                                            297,800             197,817
Ras Al Khaimah Co.                                                                      444,300             241,911
Union National Bank                                                                     158,900             294,159
Union Properties(a)                                                                     445,500             359,461
Waha Capital (PJSC)                                                                     423,800             235,364
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   17,318,902
-------------------------------------------------------------------------------------------------------------------

Zimbabwe -- 0.2%
-------------------------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                                                597,393      $        6,662
Barclays Bank Zimbabwe(a)                                                               754,686              38,842
Dawn Properties(a)                                                                      369,831              38,069
Delta Corp. Ltd.                                                                        807,488             623,399
Econet Wireless Holdings Ltd.(a)                                                         96,681             497,600
Hwange Colliery Co., Ltd.(a)                                                            693,000             856,019
Meikles Africa Ltd.(a)                                                                   60,013              82,367
NMBZ Holdings Ltd.(a)                                                                   994,355              10,236
OK Zimbabwe(a)                                                                          211,870               7,633
Old Mutual Plc                                                                           80,448             110,414
Pelhams Ltd.(a)                                                                          86,835                 298
Zimbabwe Sun Ltd.                                                                       123,277              25,379
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    2,296,918
-------------------------------------------------------------------------------------------------------------------
Total Common Stocks
  (identified cost $988,149,705)                                                                     $1,153,080,370
-------------------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS -- 1.9%

Saudi Arabia Investment Fund Ltd.(a)                                                    194,982      $   10,753,257
Societe Generale Romania Fund(a)(c)                                                       6,450               7,740
Vietnam Enterprise Investments Ltd.(a)                                                3,974,633          11,128,973
Vietnam Growth Fund Ltd.(a)                                                              17,646             282,336
-------------------------------------------------------------------------------------------------------------------
Total Investment Funds
  (identified cost $20,599,214)                                                                      $   22,172,306
-------------------------------------------------------------------------------------------------------------------

RIGHTS (a) -- 0.0%

Banque Marocaine pour le Commerce et L' Industrie                                         2,200      $       54,418
Cosan SA Industria e Comercio                                                             3,006                 187
EDP - Energias do Brasil SA                                                           5,554,443              28,795
Hindalco Industries Ltd.                                                                 26,057               1,262
Super Group Ltd.                                                                         65,000                 314
Tata Motors Ltd.                                                                          5,533                 466
Tata Motors Ltd. (Series 'A')                                                             5,533                   0
-------------------------------------------------------------------------------------------------------------------
Total Rights
  (identified cost $36,769)                                                                          $       85,442
-------------------------------------------------------------------------------------------------------------------

WARRANTS (a) -- 0.1%

Bangkok Land Pcl Call Warrant (Thailand), expiring 5/2/13, strike THB 1.10            1,565,465      $        3,238
IJM Corp. Bhd, expiring 9/11/13, strike MYR 1.35                                         43,780               2,862
J.P. Morgan International Derivatives Ltd. Equity-Linked Call Warrant
(Bharti Televentures (India)), expiring 10/28/08(144A)                                   81,000           1,339,574
-------------------------------------------------------------------------------------------------------------------

Total Warrants
  (identified cost $655,581)                                                                         $    1,345,674
-------------------------------------------------------------------------------------------------------------------
Total Investments -- 99.5%
  (cost $1,009,441,269)                                                                              $1,176,683,792
-------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.5%                                                               $    5,372,637
-------------------------------------------------------------------------------------------------------------------

Net Assets -- 100%                                                                                   $1,182,056,429
-------------------------------------------------------------------------------------------------------------------
(144A)       - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
               At September 30, 2008, the aggregate value of the securities is $12,424,373 or 1.1% of the Fund's net assets.
(ADR)        - American Depositary Receipt
(GDR)        - Global Depositary Receipt
(NVDR)       - Non-Voting Depositary Receipt
(PFD Shares) - Preferred Shares
(a) Non-income producing security.
(b) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(c) Investment fund is in the process of being liquidated.

Currency Concentration of Portfolio

                                              PERCENTAGE OF
CURRENCY                                        NET ASSETS           VALUE
United States Dollar                               15.3%       $  181,279,263
South African Rand                                  6.5%           76,263,643
South Korean Won                                    6.3%           74,824,430
Mexican Peso                                        6.0%           71,247,565
New Taiwan Dollar                                   5.4%           64,189,260
Indian Rupee                                        5.4%           63,901,386
Hong Kong Dollar                                    5.3%           62,471,537
Brazilian Real                                      4.7%           55,262,483
New Turkish Lira                                    3.3%           38,502,863
Czech Koruna                                        3.0%           35,862,504
Malaysian Ringgit                                   3.0%           35,707,116
Polish Zloty                                        2.9%           34,766,564
Hungarian Forint                                    2.9%           34,655,938
Thailand Baht                                       2.9%           34,301,135
Indonesian Rupiah                                   2.9%           33,675,745
Philippine Peso                                     2.1%           24,621,620
Israeli Shekel                                      2.1%           24,567,560
Moroccan Dirham                                     1.7%           20,223,497
Chilean Peso                                        1.6%           18,468,115
Qatari Rial                                         1.5%           18,004,352
Egyptian Pound                                      1.5%           17,301,760
United Arab Emirates Dirham                         1.4%           16,534,537
Euro                                                1.3%           15,727,000
Nigerian Naira                                      1.1%           13,385,302
Other currency, less than 1% each                   9.4%          110,938,617
-----------------------------------------------------------------------------
                                                   99.5%       $1,176,683,792

The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost                                    $1,022,216,337
----------------------------------------------------------------
Gross unrealized appreciation                     $  305,011,300
Gross unrealized depreciation                       (150,543,845)
----------------------------------------------------------------
Net unrealized appreciation                       $  154,467,455
----------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective July 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

    o  Level 1 -- quoted prices in active markets for identical investments
    o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    o Level 3 -- significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008 the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

------------------------------------------
             VALUATION        INVESTMENTS
               INPUTS        IN SECURITIES
------------------------------------------
Level 1    Quoted Prices    $  361,393,856
------------------------------------------
Level 2        Other
            Significant
             Observable
               Inputs          815,289,936
------------------------------------------
Level 3     Significant
            Unobservable
               Inputs             --
------------------------------------------
Total                       $1,176,683,792
------------------------------------------

The Fund held no investments or other financial instruments as of June 30, 2008 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

For information on the Fund's other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Eaton Vance Series Trust II
---------------------------

By:   /s/ Michael W. Weilheimer
      -------------------------
      Michael W. Weilheimer
      President

Date: November 21, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Michael W. Weilheimer
      -------------------------
      Michael W. Weilheimer
      President

Date: November 21, 2008


By:   /s/ Barbara E. Campbell
      -----------------------
      Barbara E. Campbell
      Treasurer

Date: November 21, 2008